UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-07739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq.

The Northern Trust Company

50 South LaSalle Street, B-9

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31/2011

Date of reporting period: 4/30/2011

Item 1. Reports to Stockholders.

HARDING · LOEVNER®

Institutional Investors

Semi-Annual Report
April 30, 2011

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2011 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010 and held for the entire six month period from November 1, 2010 to April 30, 2011 for the Global Equity Portfolio—Institutional Class, International Equity Portfolio—Institutional Class, Institutional Emerging Markets Portfolio and Frontier Emerging Markets Portfolio—Institutional Class.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2010 to April 30, 2011)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,117.70	1.00%	$5.25
Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	1.00%	5.01
International Equity Portfolio—Institutional Class
Actual	1,000.00	1,133.30	0.86%	4.55
Hypothetical (5% annual return before expenses)	1,000.00	1,020.53	0.86%	4.31
Institutional Emerging Markets Portfolio
Actual	1,000.00	1,059.00	1.30%	6.64
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	988.90	1.92%	9.47
Hypothetical (5% annual return before expenses)	1,000.00	1,015.27	1.92%	9.59

*

Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

2

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	1.3%
Apparel	1.0
Banks	12.8
Beverages	0.8
Chemicals	8.0
Commercial Services	1.9
Computers	8.0
Cosmetics/Personal Care	5.6
Distribution/Wholesale	2.7
Diversified Financial Services	1.8
Electrical Components & Equipment	2.9
Electronics	1.6
Food	3.4
Healthcare - Products	3.0
Holding Companies - Diversified	1.1
Internet	7.5
Machinery - Diversified	2.6
Media	1.1
Miscellaneous Manufacturing	1.2
Mutual Funds	5.2
Oil & Gas	4.9
Oil & Gas Services	2.3
Pharmaceuticals	1.9
Retail	10.3
Software	9.2
Telecommunications	1.9

Total Investments	104.0
Liabilities Less Other Assets	(4.0)

Net Assets	100.0%

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 98.8%

Australia - 1.2%
Cochlear Ltd. (Healthcare - Products)	28,430	$2,509,122

Austria - 0.8%
Erste Group Bank AG (Banks)	31,900	1,612,470

Canada - 0.9%
Encana Corp. (Oil & Gas)	58,090	1,947,177

China - 2.1%
Anta Sports Products Ltd. (Retail)	1,216,000	1,969,805
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	520,000	2,402,330

		4,372,135

France - 4.3%
Air Liquide SA (Chemicals)	24,237	3,585,629
Dassault Systemes SA (Software)	39,450	3,209,053
L’Oreal SA (Cosmetics/Personal Care)	17,110	2,169,679

		8,964,361

Germany - 1.6%
Hamburger Hafen und Logistik AG (Commercial Services)	39,650	1,922,926
Qiagen NV (Healthcare - Products)*	69,278	1,483,326

		3,406,252

Hong Kong - 2.6%
Li & Fung Ltd. (Distribution/Wholesale)	1,083,800	5,540,370

India - 1.6%
ICICI Bank Ltd. - Sponsored ADR (Banks)	66,900	3,371,760

Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)	3,204,000	2,773,866

Japan - 8.4%
ABC-Mart Inc. (Retail)	48,000	1,798,648
FANUC Corp. (Machinery - Diversified)	32,100	5,368,540
Keyence Corp. (Electronics)	12,860	3,391,652
M3 Inc. (Internet)	372	2,428,431
Unicharm Corp. (Cosmetics/Personal Care)	116,100	4,624,491

		17,611,762

Mexico - 1.8%
America Movil SAB de CV, Class L - ADR (Telecommunications)	35,900	2,053,480
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	1,731,009

		3,784,489

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 1.5%
Gazprom OAO - Sponsored ADR (Oil & Gas)	180,400	$3,060,589

Singapore - 1.4%
Olam International Ltd. (Food)	1,240,000	2,907,875

South Africa - 1.2%
Sasol Ltd. (Oil & Gas)	42,730	2,466,433

Switzerland - 7.7%
Lonza Group AG, Reg S (Chemicals)*	24,300	2,090,906
Nestle SA - Sponsored ADR, Reg S (Food)	66,255	4,121,061
Novartis AG, Reg S (Pharmaceuticals)	33,120	1,967,821
Sonova Holding AG, Reg S (Healthcare - Products)	23,080	2,329,559
Swatch Group AG, Bearer (Retail)	11,270	5,543,755

		16,053,102

Turkey - 1.4%
Turkiye Garanti Bankasi AS - ADR (Banks)	542,000	2,829,240

United Kingdom - 4.0%
RPS Group plc (Commercial Services)	530,000	2,023,465
Standard Chartered plc (Banks)	142,000	3,935,057
WPP plc (Media)	183,370	2,393,343

		8,351,865

United States - 55.0%
3M Co. (Miscellaneous Manufacturing)	25,070	2,437,055
Abbott Laboratories (Pharmaceuticals)	36,880	1,919,235
Adobe Systems Inc. (Software)*	173,690	5,827,300
Amazon.com Inc. (Internet)*	14,300	2,809,950
Apple Inc. (Computers)*	14,000	4,875,220
Bunge Ltd. (Agriculture)	36,770	2,773,929
Charles Schwab Corp. (Diversified Financial Services)	116,700	2,136,777
Cisco Systems Inc. (Telecommunications)	114,915	2,017,907
Citrix Systems Inc. (Software)*	30,600	2,580,804
Coach Inc. (Apparel)	35,500	2,123,255
Colgate-Palmolive Co. (Cosmetics/Personal Care)	34,850	2,939,598
eBay Inc. (Internet)*	154,300	5,307,920
EMC Corp. (Computers)*	207,250	5,873,465
Emerson Electric Co. (Electrical Components & Equipment)	100,370	6,098,481
Exxon Mobil Corp. (Oil & Gas)	32,390	2,850,320
F5 Networks, Inc. (Internet)*	21,000	2,128,560
Google Inc., Class A (Internet)*	5,547	3,018,123
Greenhill & Co., Inc. (Diversified Financial Services)	26,170	1,544,030
Informatica Corp. (Software)*	44,000	2,464,440
JPMorgan Chase & Co. (Banks)	138,700	6,328,881

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

United States - 55.0% - (continued)
McDonald’s Corp. (Retail)	23,800	$1,863,778
Monsanto Co. (Chemicals)	63,700	4,334,148
Oracle Corp. (Software)	141,210	5,090,620
Praxair Inc. (Chemicals)	24,520	2,609,418
Procter & Gamble Co. (Cosmetics/Personal Care)	30,300	1,966,470
Schlumberger Ltd. (Oil & Gas Services)	52,790	4,737,902
Sigma-Aldrich Corp. (Chemicals)	59,600	4,206,568
Staples Inc. (Retail)	215,910	4,564,337
Teradata Corp. (Computers)*	106,500	5,955,480
Walgreen Co. (Retail)	135,400	5,784,288
Wells Fargo & Co. (Banks)	204,460	5,951,831

		115,120,090

Total Common Stocks (Cost $164,527,460)		206,682,958

Cash Equivalent - 5.2%
Northern Institutional Funds -
Diversified Assets Portfolio (Mutual Funds)	10,846,371	10,846,371

Total Cash Equivalent (Cost $10,846,371)		10,846,371

Total Investments - 104.0% (Cost $ 175,373,831)		$217,529,329

Summary of Abbreviations

ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - (4.0)%
Cash	$32,675
Dividends and interest receivable	396,027
Foreign currency (cost $180,424)	183,522
Receivable for investments sold	179,096
Receivable for Fund shares sold	96,797
Tax reclaim receivable	88,171
Prepaid expenses	42,668
Payable to Investment Advisor	(160,361)
Payable for investments purchased	(8,864,439)
Payable for Fund shares redeemed	(266,971)
Other liabilities	(71,099)

(8,343,914)

Net Assets - 100%
Institutional Class
Applicable to 5,392,087 outstanding $.001 par value shares (authorized 200,000,000 shares)	$140,535,841

Net Asset Value, Offering Price and Redemption Price Per Share	$26.06

Advisor Class
Applicable to 2,632,613 outstanding $.001 par value shares (authorized 200,000,000 shares)	$68,649,574

Net Asset Value, Offering Price and Redemption Price Per Share	$26.08

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$162,181,836
Accumulated undistributed net investment income	232,491
Accumulated net realized gain from investment transactions	4,600,583
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	42,170,505

$209,185,415

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	1.1%
Auto Parts & Equipment	1.6
Banks	10.9
Biotechnology	1.2
Chemicals	4.5
Computers	0.7
Cosmetics/Personal Care	3.7
Distribution/Wholesale	1.9
Electrical Components & Equipment	2.8
Electronics	2.4
Engineering & Construction	0.9
Food	5.1
Healthcare - Products	5.5
Holding Companies - Diversified	2.1
Insurance	3.9
Internet	1.0
Leisure Time	1.0
Machinery - Construction & Mining	1.9
Machinery - Diversified	2.7
Media	3.8
Metal Fabrication/Hardware	1.1
Mutual Funds	4.6
Oil & Gas	9.0
Oil & Gas Services	1.9
Pharmaceuticals	4.8
Retail	3.4
Semiconductors	6.1
Software	4.2
Telecommunications	4.1
Transportation	1.5

Total Investments	99.4
Other Assets Less Liabilities	0.6

Net Assets	100.0%

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 90.4%

Australia - 2.4%
Cochlear Ltd. (Healthcare - Products)	145,400	$12,832,443
CSL Ltd. (Biotechnology)	333,300	12,554,625

		25,387,068

Austria - 1.9%
Erste Group Bank AG (Banks)	391,420	19,785,355

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,642,072

Canada - 4.6%
Canadian National Railway Co. (Transportation)	204,400	15,826,692
Encana Corp. (Oil & Gas)	444,882	14,912,445
Imperial Oil Ltd. (Oil & Gas)	352,690	18,643,193

		49,382,330

China - 0.9%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	2,272,000	9,177,940

Denmark - 1.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	88,800	11,256,182

France - 13.1%
Air Liquide SA (Chemicals)	261,902	38,745,864
Dassault Systemes SA (Software)	426,700	34,709,831
L’Oreal SA (Cosmetics/Personal Care)	175,970	22,314,346
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	73,930	13,278,357
Schneider Electric SA (Electrical Components & Equipment)	170,150	30,062,992

		139,111,390

Germany - 7.0%
Allianz SE, Reg S (Insurance)	189,200	29,774,730
Fresenius SE & Co. KGaA (Healthcare - Products)	193,868	20,367,718
Qiagen NV (Healthcare - Products)*	684,470	14,655,333
SAP AG - Sponsored ADR (Software)	158,000	10,195,740

		74,993,521

Hong Kong - 3.5%
Li & Fung Ltd. (Distribution/Wholesale)	3,970,200	20,295,607
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	14,336,000	17,339,769

		37,635,376

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	311,500	15,699,600

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Israel - 1.2%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	285,560	$13,058,659

Japan - 10.7%
FANUC Corp. (Machinery - Diversified)	168,100	28,113,755
Hoya Corp. (Electronics)	648,300	13,970,891
JGC Corp. (Engineering & Construction)	388,000	9,608,215
Jupiter Telecommunications Co., Ltd. (Media)	10,655	11,465,181
Keyence Corp. (Electronics)	43,565	11,489,681
M3 Inc. (Internet)	1,670	10,901,829
MISUMI Group Inc. (Metal Fabrication/Hardware)	450,600	11,384,835
Unicharm Corp. (Cosmetics/Personal Care)	436,500	17,386,653

		114,321,040

Mexico - 3.9%
America Movil SAB de CV, Series L - ADR (Telecommunications)	356,600	20,397,520
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	670,740	21,000,869

		41,398,389

Poland - 0.8%
Bank Pekao SA - GDR, Reg S (Banks)#	135,860	8,904,821

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)	668,740	11,345,555

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	752,083	9,222,034

South Africa - 2.9%
MTN Group Ltd. (Telecommunications)	1,035,200	23,036,221
Sasol Ltd. (Oil & Gas)	141,641	8,175,707

		31,211,928

South Korea - 0.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	7,044,883

Sweden - 1.8%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	669,600	19,690,588

Switzerland - 9.7%
Logitech International SA, Reg S (Computers)*	515,200	7,114,912
Lonza Group AG, Reg S (Chemicals)*	109,500	9,421,985
Nestle SA - Sponsored ADR, Reg S (Food)	543,750	33,821,250
Novartis AG - ADR (Pharmaceuticals)	185,510	10,976,634
Roche Holding AG, Genusschein (Pharmaceuticals)	99,950	16,212,651
Sonova Holding AG, Reg S (Healthcare - Products)	100,200	10,113,598

See Notes to Financial Statements

10

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Switzerland - 9.7% - (continued)
Swatch Group AG, Bearer (Retail)	30,480	$14,993,225

		102,654,255

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	4,210,125	10,822,481

Turkey - 2.3%
Turkiye Garanti Bankasi AS - ADR (Banks)	4,654,000	24,293,880

United Kingdom - 13.2%
Admiral Group plc (Insurance)	416,300	11,769,514
ARM Holdings plc (Semiconductors)	3,065,900	31,993,874
BG Group plc (Oil & Gas)	916,080	23,566,006
Standard Chartered plc (Banks)	848,710	23,519,170
Tesco plc (Food)	1,580,880	10,668,512
Unilever plc (Food)	310,725	10,077,618
WPP plc (Media)	2,243,420	29,281,090

		140,875,784

United States - 4.0%
Bunge Ltd. (Agriculture)	156,080	11,774,675
Carnival Corp. (Leisure Time)	286,200	10,895,634
Schlumberger Ltd. (Oil & Gas Services)	219,000	19,655,250

		42,325,559

Total Common Stocks (Cost $732,236,251)		961,240,690

Preferred Stocks - 4.4%

Brazil - 3.0%
Itau Unibanco Holding SA - ADR (Banks)	613,100	14,561,125
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	510,500	17,035,385

		31,596,510

South Korea - 1.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	53,100	15,282,678

Total Preferred Stocks (Cost $42,796,148)		46,879,188

See Notes to Financial Statements

11

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Cash Equivalent - 4.6%
Northern Institutional Funds -
Diversified Assets Portfolio (Mutual Funds)	48,746,012	$48,746,012

Total Cash Equivalent (Cost $48,746,012)		48,746,012

Total Investments - 99.4% (Cost $ 823,778,411)		$1,056,865,890

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Other Assets, Net of Liabilities - 0.6%
Dividends and interest receivable	$4,314,897
Foreign currency (cost $1,907,031)	1,923,627
Receivable for Fund shares sold	9,354,951
Tax reclaim receivable	596,719
Prepaid expenses	54,493
Payable to Investment Advisor	(615,633)
Payable for investments purchased	(8,103,122)
Payable for Fund shares redeemed	(389,322)
Payable for distribution fees	(189,967)
Other liabilities	(199,033)

6,747,610

Net Assets - 100%
Institutional Class
Applicable to 51,103,353 outstanding $.001 par value shares (authorized 200,000,000 shares)	$836,962,467

Net Asset Value, Offering Price and Redemption Price Per Share	$16.38

Investor Class
Applicable to 13,866,513 outstanding $.001 par value shares (authorized 200,000,000 shares)	$226,651,033

Net Asset Value, Offering Price and Redemption Price Per Share	$16.35

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$821,747,626
Accumulated undistributed net investment income	3,843,177
Accumulated net realized gain from investment transactions	4,858,059
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	233,164,638

$1,063,613,500

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Airlines	0.5%
Auto Parts & Equipment	0.9
Banks	17.8
Beverages	3.5
Building Materials	3.8
Chemicals	1.7
Commercial Services	3.5
Computers	2.4
Cosmetics/Personal Care	3.1
Distribution/Wholesale	1.0
Diversified Financial Services	0.6
Electrical Components & Equipment	0.7
Electronics	3.1
Engineering & Construction	1.5
Food	2.3
Healthcare - Products	2.5
Holding Companies - Diversified	1.8
Home Furnishings	1.7
Insurance	1.5
Internet	1.5
Iron & Steel	0.4
Leisure Time	1.1
Media	1.0
Mining	3.0
Mutual Funds	3.0
Oil & Gas	10.4
Pharmaceuticals	2.7
Pipelines	1.2
Real Estate	0.9
Retail	4.1
Semiconductors	7.7
Telecommunications	8.7

Total Investments	99.6
Other Assets Less Liabilities	0.4

Net Assets	100.0%

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 85.0%

Argentina - 0.3%
Banco Macro SA - ADR (Banks)	37,630	$1,391,934

Brazil - 8.9%
Anhanguera Educacional Participacoes SA (Commercial Services)	211,956	4,715,522
Banco Bradesco SA - ADR (Banks)	490,478	9,922,370
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	439,600	4,613,397
Hypermarcas SA (Pharmaceuticals)	314,900	4,223,487
Natura Cosmeticos SA (Cosmetics/Personal Care)	274,700	7,735,323
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	6,288,089
Vale SA - Sponsored ADR (Mining)	208,740	6,971,916

		44,470,104

Chile - 2.7%
Banco Santander Chile - ADR (Banks)	57,636	5,278,881
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	137,800	8,409,934

		13,688,815

China - 13.0%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	1,614,000	7,652,054
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	1,954,000	9,027,218
China Mobile Ltd. - Sponsored ADR (Telecommunications)	133,000	6,129,970
CNOOC Ltd. - ADR (Oil & Gas)	24,900	6,211,305
Hengan International Group Co., Ltd. (Healthcare - Products)	660,500	5,169,428
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	6,047,000	6,408,243
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	51,000	6,356,640
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)*	1,591,000	4,363,640
Tencent Holdings Ltd. (Internet)	256,000	7,329,608
VanceInfo Technologies Inc., - ADR (Computers)*	128,000	4,116,480
Wumart Stores Inc., Class H (new) (Retail)*	793,500	1,824,532
Wumart Stores Inc., Class H (old) (Retail)*	264,500	596,023

		65,185,141

Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	79,770	5,284,763

Czech Republic - 1.0%
Central European Media Enterprises Ltd., Class A (Media)*	212,630	4,871,353

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)	115,300	4,734,405

Hong Kong - 1.9%
ASM Pacific Technology Ltd. (Semiconductors)	332,900	4,475,210
Li & Fung Ltd. (Distribution/Wholesale)	976,000	4,989,298

		9,464,508

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Hungary - 0.4%
Richter Gedeon Nyrt. (Pharmaceuticals)	9,620	$2,013,310

India - 6.7%
Ambuja Cements Ltd. (Building Materials)	2,207,300	7,929,363
Axis Bank Ltd. (Banks)	249,900	7,288,675
Bajaj Auto Ltd. (Leisure Time)	162,100	5,415,221
Dabur India Ltd. (Cosmetics/Personal Care)	2,034,600	4,666,479
HDFC Bank Ltd. - ADR (Banks)	24,503	4,216,966
Infosys Technologies Ltd. - Sponsored ADR (Computers)	63,200	4,119,376

		33,636,080

Indonesia - 2.9%
Astra International Tbk PT (Retail)	844,000	5,546,459
Bank Rakyat Indonesia Persero Tbk PT (Banks)	11,696,000	8,846,540

		14,392,999

Luxembourg - 1.4%
Millicom International Cellular SA (Telecommunications)	67,200	7,280,448

Malaysia - 0.7%
Axiata Group Bhd (Telecommunications)*	2,140,000	3,522,338

Mexico - 8.3%
America Movil SAB de CV, Class L - ADR (Telecommunications)	246,377	14,092,782
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	59,400	4,738,338
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	49,405	2,922,800
Grupo Financiero Banorte SAB de CV, Class O (Banks)	1,175,080	5,868,893
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	1,466,800	3,513,873
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	341,230	10,683,911

		41,820,597

Panama - 0.5%
Copa Holdings SA, Class A (Airlines)	41,300	2,401,595

Peru - 0.9%
Credicorp Ltd. (Banks)	47,000	4,536,440

Philippines - 0.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	27,155	1,574,718

Poland - 0.9%
Bank Pekao SA (Banks)	72,454	4,749,262

Russia - 7.5%
Gazprom OAO - Sponsored ADR (Oil & Gas)	763,000	12,944,729
Lukoil OAO - Sponsored ADR (Oil & Gas)	151,078	10,530,137

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 7.5% - (continued)
Sberbank of Russia (Banks)	1,799,000	$6,583,879
X5 Retail Group NV - GDR, Reg S (Food)*	215,156	7,611,492

		37,670,237

South Africa - 4.7%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	237,800	2,934,014
MTN Group Ltd. (Telecommunications)	496,250	11,043,011
SABMiller plc (Beverages)	153,300	5,792,579
Standard Bank Group Ltd. (Banks)	250,732	3,933,923

		23,703,527

South Korea - 5.5%
Amorepacific Corp. (Cosmetics/Personal Care)	3,300	3,325,713
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	118,600	4,768,074
KB Financial Group Inc. - ADR (Diversified Financial Services)	60,591	3,228,894
POSCO - ADR (Iron & Steel)	18,370	2,026,211
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	17,330	7,215,592
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	33,960	7,288,574

		27,853,058

Taiwan - 7.6%
Delta Electronics Inc. (Electrical Components & Equipment)	808,189	3,636,752
Hon Hai Precision Industry Co., Ltd. (Electronics)	1,685,680	6,400,415
MediaTek Inc. (Semiconductors)	482,431	5,339,760
Quanta Computer Inc. (Computers)	1,962,000	3,870,769
Synnex Technology International Corp. (Electronics)	3,552,351	9,084,424
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	3,820,577	9,821,115

		38,153,235

Thailand - 2.5%
PTT Exploration & Production pcl (Oil & Gas)	1,142,000	7,075,897
Siam Commercial Bank pcl (Banks)	1,453,170	5,645,703

		12,721,600

Turkey - 2.9%
Arcelik A/S (Home Furnishings)	1,513,800	8,597,623
Turkiye Garanti Bankasi A/S (Banks)	1,161,700	6,021,601

		14,619,224

United Kingdom - 1.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	558,620	7,332,824

Total Common Stocks (Cost $322,601,059)		427,072,515

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Preferred Stocks - 10.1%

Brazil - 6.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	91,310	$4,150,953
Cia de Bebidas das Americas - ADR (Beverages)	214,500	6,988,410
Itau Unibanco Holding SA - ADR (Banks)	181,495	4,310,506
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	279,900	9,340,263
Vale SA - Sponsored ADR (Mining)	268,300	8,022,170

		32,812,302

Russia - 1.2%
AK Transneft OAO (Pipelines)#	4,129	6,081,725

South Korea - 2.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	41,524	11,950,997

Total Preferred Stocks (Cost $40,732,971)		50,845,024

Participation Notes - 1.5%

Qatar - 1.1%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Banks)(2)	132,000	5,335,975

Saudi Arabia - 0.4%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	47,000	2,017,759

Total Participation Notes (Cost $6,882,557)		7,353,734

Cash Equivalent - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	14,883,996	14,883,996

Total Cash Equivalent (Cost $14,883,996)		14,883,996

Total Investments - 99.6% (Cost $ 385,100,583)		$500,155,269

See Notes to Financial Statements

18

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

19

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Other Assets, Net of Liabilities - 0.4%
Dividends and interest receivable	$1,417,904
Foreign currency (cost $1,315,902)	1,319,519
Receivable for investments sold	2,004,503
Receivable for Fund shares sold	1,153,337
Tax reclaim receivable	16,279
Prepaid expenses	55,412
Payable to Investment Advisor	(508,405)
Payable for investments purchased	(2,610,290)
Payable for Fund shares redeemed	(389,949)
Payable for capital gains tax	(193,639)
Other liabilities	(134,705)

2,129,966

Net Assets - 100%
Applicable to 28,461,519 outstanding $.001 par value shares (authorized 500,000,000 shares)	$502,285,235

Net Asset Value, Offering Price and Redemption Price Per Share	$17.65

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$435,065,406
Accumulated undistributed net investment income	1,060,709
Accumulated net realized loss from investment transactions	(48,709,441)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	114,868,561

$502,285,235

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	2.7%
Airlines	0.5
Auto Manufacturers	0.8
Banks	31.3
Beverages	1.2
Building Materials	3.1
Chemicals	3.3
Commercial Services	3.0
Distribution/Wholesale	1.8
Diversified Financial Services	1.0
Electric	3.9
Electrical Components & Equipment	0.7
Engineering & Construction	1.9
Food	4.0
Holding Companies - Diversified	3.8
Home Furnishings	1.0
Internet	0.2
Investment Companies	1.9
Iron/Steel	0.6
Machinery - Construction & Mining	0.3
Media	1.2
Mining	6.1
Mutual Funds	2.8
Oil & Gas	4.9
Pharmaceuticals	4.7
Real Estate	0.4
Retail	3.9
Telecommunications	5.7
Textiles	1.2
Transportation	1.4

Total Investments	99.3
Other Assets Less Liabilities	0.7

Net Assets	100.0%

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 89.9%

Argentina - 5.2%
Banco Macro SA - ADR (Banks)	50,500	$1,867,995
Cresud SACIF y A - Sponsored ADR (Agriculture)	103,600	1,803,676
Molinos Rio de la Plata SA (Food)	361,801	2,997,640

		6,669,311

Bangladesh - 2.9%
Lafarge Surma Cement Ltd. (Building Materials)*	100,900	554,635
Power Grid Co. of Bangladesh Ltd. (Electric)	77,190	837,226
Square Pharmaceuticals Ltd. (Pharmaceuticals)	51,583	2,324,967

		3,716,828

Colombia - 8.5%
BanColombia SA - Sponsored ADR (Banks)	59,080	3,914,050
Cementos Argos SA - Sponsored ADR (Building Materials)#	66,740	2,018,765
Ecopetrol SA - Sponsored ADR (Oil & Gas)	29,400	1,289,778
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	57,900	2,405,432
Interconexion Electrica SA ESP - ADR (Electric)#	6,800	1,205,292

		10,833,317

Croatia - 2.7%
Atlantic Grupa (Distribution/Wholesale)	15,474	2,340,701
Ericsson Nikola Tesla (Telecommunications)	3,171	1,037,667

		3,378,368

Democratic Republic of Congo - 2.7%
Katanga Mining Ltd. (Mining)*	1,608,775	3,434,429

Egypt - 4.5%
ElSwedy Electric Co. (Electrical Components & Equipment)*	121,799	862,966
Ghabbour Auto (Auto Manufacturers)	216,540	1,035,155
Orascom Construction Industries - GDR (Engineering & Construction)	35,050	1,439,210
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)*	282,769	980,340
Oriental Weavers (Textiles)*	276,084	1,462,182

		5,779,853

Estonia - 1.4%
Tallink Group plc (Transportation)*	1,690,120	1,839,747

Ghana - 0.9%
Ghana Commercial Bank Ltd. (Banks)	651,451	1,152,667

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,782,806	2,104,840

See Notes to Financial Statements

22

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Jordan - 1.5%
Arab Bank plc (Banks)	98,745	$1,249,273
Arab Potash Co. (Mining)	10,493	616,332

		1,865,605

Kazakhstan - 2.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	176,899	1,732,647
KazMunaiGas Exploration Production - GDR (Oil & Gas)	50,150	1,139,854

		2,872,501

Kenya - 7.2%
AccessKenya (Internet)	2,908,000	314,015
East African Breweries Ltd. (Beverages)	601,800	1,473,090
Equity Bank Ltd. (Banks)	8,743,200	2,832,174
KenolKobil Ltd. Group (Oil & Gas)	5,867,000	701,640
Kenya Airways Ltd. (Airlines)	1,471,500	635,471
Nation Media Group Ltd. (Media)	669,340	1,485,652
Safaricom Ltd. (Telecommunications)	35,339,400	1,673,093

		9,115,135

Lebanon - 0.7%
Banque Audi sal - Audi Saradar Group - GDR, Reg S (Banks)	113,090	843,188

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)*	312,320	225,701

Mauritius - 1.5%
Mauritius Commercial Bank (Banks)	295,180	1,924,853

Morocco - 2.7%
Douja Promotion Groupe Addoha SA (Real Estate)	44,588	548,653
Managem (Mining)*	13,552	1,456,457
Maroc Telecom (Telecommunications)	71,790	1,474,759

		3,479,869

Nigeria - 5.9%
Access Bank plc (Banks)	35,141,330	1,817,851
Dangote Sugar Refinery plc (Food)	8,414,070	694,236
Diamond Bank plc (Banks)	35,111,872	1,498,470
First Bank of Nigeria plc (Banks)	19,956,484	1,733,046
UAC of Nigeria plc (Holding Companies - Diversified)	7,116,080	1,748,535

		7,492,138

Pakistan - 2.7%
Engro Corp., Ltd. (Chemicals)	541,179	1,260,527
MCB Bank Ltd. (Banks)	156,456	381,308

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Pakistan - 2.7% - (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	701,672	$1,758,256

		3,400,091

Peru - 3.2%
Cementos Lima SA (Building Materials)	918,879	845,245
Credicorp Ltd. (Banks)	30,080	2,903,322
Ferreyros SA (Machinery - Construction & Mining)	331,105	369,001

		4,117,568

Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	30,460	1,766,375

Qatar - 7.5%
Commercial Bank of Qatar QSC (Banks)	74,530	1,501,376
Industries Qatar QSC (Chemicals)	73,200	2,970,253
Qatar Electricity & Water Co. (Electric)	72,350	2,935,026
Qatar National Bank SAQ (Banks)	57,119	2,144,774

		9,551,429

Senegal - 0.3%
Sonatel (Telecommunications)	995	366,214

Serbia - 1.3%
AIK Banka AD (Banks)*	21,774	1,205,704
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	32,550	460,096

		1,665,800

Slovenia - 2.3%
Gorenje Velenje (Home Furnishings)*	78,420	1,277,506
Krka dd Novo mesto (Pharmaceuticals)	19,360	1,706,062

		2,983,568

Sri Lanka - 1.8%
John Keells Holdings plc (Commercial Services)	897,900	2,311,267

Thailand - 4.9%
Home Product Center pcl (Retail)	8,387,627	2,415,913
PTT Exploration & Production pcl (Oil & Gas)	214,500	1,329,054
Siam Commercial Bank pcl (Banks)	259,100	1,006,628
Thai Vegetable Oil pcl (Food)	1,516,000	1,421,677

		6,173,272

Trinidad & Tobago - 1.2%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)	97,170	637,543
Republic Bank Ltd. (Banks)	54,250	692,483

See Notes to Financial Statements

24

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Trinidad & Tobago - 1.2% - (continued)
Trinidad Cement Ltd. (Building Materials)*	600,480	$248,465

		1,578,491

Turkey - 1.1%
Turkiye Garanti Bankasi AS (Banks)	281,400	1,458,620

Ukraine - 3.3%
Astarta Holding NV (Holding Companies - Diversified)*	66,720	1,935,273
Ferrexpo plc (Iron/Steel)	83,930	699,660
Kernel Holding SA (Agriculture)*	57,680	1,564,590

		4,199,523

United Arab Emirates - 3.0%
Arabtec Holding Co. (Engineering & Construction)*	2,538,087	995,012
Depa Ltd. (Commercial Services)*	2,473,370	1,484,022
Dubai Financial Market (Diversified Financial Services)*	3,479,510	1,304,751

		3,783,785

United Kingdom - 3.4%
Hikma Pharmaceuticals plc (Pharmaceuticals)	152,490	2,001,687
Kazakhmys plc (Mining)	99,420	2,292,396

		4,294,083

Total Common Stocks (Cost $108,669,568)		114,378,436

Rights - 0.1%

Qatar - 0.1%
Qatar National Bank SAQ (Banks)	14,279	143,122

Total Rights (Cost $126,404)		143,122

Participation Notes - 6.5%

Kuwait - 2.8%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Banks)(2)	2,363,575	3,594,879

Saudi Arabia - 3.7%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Banks)(2)	85,740	2,140,529
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	59,210	2,541,948

		4,682,477

Total Participation Notes (Cost $8,109,268)		8,277,356

See Notes to Financial Statements

25

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)*	34,520	$22,198

Total Warrants (Cost $2,237)		22,198

Cash Equivalent - 2.8%
Northern Institutional Funds -
Diversified Assets Portfolio (Mutual Funds)	3,588,296	3,588,296

Total Cash Equivalent (Cost $3,588,296)		3,588,296

Total Investments - 99.3% (Cost $ 120,495,773)		$126,409,408

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.5% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

26

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Other Assets, Net of Liabilities - 0.7%
Dividends and interest receivable	$413,547
Foreign currency (cost $528,103)	588,760
Receivable for Fund shares sold	141,609
Tax reclaim receivable	2,705
Prepaid expenses	41,745
Payable to Investment Advisor	(152,095)
Payable for Fund shares redeemed	(62,148)
Payable for distribution fees	(168)
Payable for capital gains tax	(33,770)
Other liabilities	(107,282)

832,903

Net Assets - 100%
Institutional Class
Applicable to 16,286,241 outstanding $.001 par value shares (authorized 400,000,000 shares)	$126,698,048

Net Asset Value, Offering Price and Redemption Price Per Share	$7.78

Investor Class
Applicable to 70,054 outstanding $.001 par value shares (authorized 500,000,000 shares)	$544,263

Net Asset Value, Offering Price and Redemption Price Per Share	$7.77

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$122,293,567
Accumulated undistributed net investment income	154,061
Accumulated net realized loss from investment transactions	(1,147,484)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	5,942,167

$127,242,311

See Notes to Financial Statements

27

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2011 (unaudited)

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$10	$137
Dividends (net of foreign withholding taxes of $63,598 and $769,281, respectively)	1,124,230	7,485,229

Total investment income	1,124,240	7,485,366

Expenses
Investment advisory fees (Note 3)	856,368	2,990,406
Administration fees (Note 3)	34,255	131,343
Distribution fees, Investor Class	—	197,438
Custody and accounting fees (Note 3)	20,531	96,237
Directors’ fees and expenses (Note 3)	5,791	24,985
Transfer agent fees and expenses (Note 3)	23,052	63,500
Printing and postage fees	5,941	20,133
State registration filing fees	15,168	32,847
Professional fees	24,037	56,684
Shareholder servicing fees (Note 3)	10,689	42,134
Other fees and expenses	12,645	38,180

Total Expenses	1,008,477	3,693,887

Less Waiver of investment advisory fee (Note 3)	(115,752)	—
Less Custodian credits (Note 3)	(2,026)	(35,411)

Net expenses	890,699	3,658,476

Net investment income	233,541	3,826,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	5,857,063	9,784,455
Foreign currency transactions	(36,337)	(558,865)

Net realized gain	5,820,726	9,225,590

Change in unrealized appreciation (depreciation) —
Investments	13,411,169	95,307,822
Translation of assets and liabilities denominated in foreign currencies	8,887	65,977

Net change in unrealized appreciation	13,420,056	95,373,799

Net realized and unrealized gain	19,240,782	104,599,389

Net increase in net assets resulting from operations	$19,474,323	$108,426,279

See Notes to Financial Statements

28

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2011 (unaudited)

	Institutional Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
Investment Income
Interest	$673	$—
Dividends (net of foreign withholding taxes of $374,520, and $72,896, respectively)	3,917,258	1,525,265

Total investment income	3,917,931	1,525,265

Expenses
Investment advisory fees (Note 3)	2,746,732	767,514
Administration fees (Note 3)	80,714	20,467
Distribution fees, Investor Class	—	179
Custody and accounting fees (Note 3)	96,069	132,066
Directors’ fees and expenses (Note 3)	14,968	3,249
Transfer agent fees and expenses (Note 3)	15,540	20,456
Printing and postage fees	5,908	1,429
State registration filing fees	15,389	12,353
Professional fees	39,198	24,343
Shareholder servicing fees (Note 3)	4,112	1,767
Other fees and expenses	24,376	9,492

Total Expenses	3,043,006	993,315

Less Waiver of investment advisory fee (Note 3)	(176,468)	(10,096)

Less Custodian credits (Note 3)	(9,938)	(3,760)

Net expenses	2,856,600	979,459

Net investment income	1,061,331	545,806

Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions	4,365,423	265,031
Foreign currency transactions	(19,743)	(118,186)

Net realized gain	4,345,680	146,845

Change in unrealized appreciation (depreciation) -
Investments	22,492,410	(1,658,608)
Translation of assets and liabilities denominated in foreign currencies	24,080	76,938

Net change in unrealized appreciation (depreciation)	22,516,490	(1,581,670)

Net realized and unrealized gain (loss)	26,862,170	(1,434,825)

Net increase (decrease) in net assets resulting from operations	$27,923,501	$(889,019)

See Notes to Financial Statements

29

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase in Net Assets from Operations
Net investment income	$233,541	$421,296
Net realized gain on investments and foreign currency transactions	5,820,726	1,325,988
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,420,056	13,569,109

Net increase in net assets resulting from operations	19,474,323	15,316,393

Distributions to Shareholders from:
Net investment income
Advisor Class	(13,879)	(50,029)
Institutional Class	(276,121)	(99,325)
Net realized gain from investments and foreign-currency related transactions
Advisor Class	(323,989)	—
Institutional Class	(728,148)	—

Total distributions to shareholders	(1,342,137)	(149,354)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Advisor Class	26,040,166	28,868,395
Institutional Class(1)	31,222,726	100,707,733
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	319,667	93,525
Institutional Class(1)	757,810	50,029
Cost of shares redeemed
Advisor Class	(10,044,754)	(55,305,981)
Institutional Class(1)	(7,980,179)	(5,887,335)
Redemption fees
Advisor Class	12,234	2,461
Institutional Class(1)	64	219,316

Net Increase in Net Assets from Portfolio Share Transactions	40,327,734	68,748,143

Net Increase in Net Assets	58,459,920	83,915,182

Net Assets
At beginning of year	150,725,495	66,810,313

At end of period	$209,185,415	$150,725,495

Accumulated Undistributed Net Investment Income Included in Net Assets	$232,491	$288,950

(1)	For the period from November 3, 2009 (commencement of operations) through October 31, 2010.

See Notes to Financial Statements

30

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase in Net Assets from Operations
Net investment income	$3,826,890	$3,406,306
Net realized gain on investments and foreign currency transactions	9,225,590	7,204,204
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	95,373,799	78,078,107

Net increase in net assets resulting from operations	108,426,279	88,688,617

Distributions to Shareholders from:
Net investment income
Investor Class	(210,939)	(290,844)
Institutional Class	(2,289,138)	(2,239,441)

Total distributions to shareholders	(2,500,077)	(2,530,285)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	114,052,762	90,915,148
Institutional Class	286,454,750	248,771,466
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	198,416	275,089
Institutional Class	1,793,340	2,164,593
Cost of shares redeemed
Investor Class	(25,675,820)	(28,647,976)
Institutional Class	(29,006,406)	(87,480,052)
Redemption fees
Investor Class	25,727	33,275
Institutional Class	29,792	41,527

Net Increase in Net Assets from Portfolio Share Transactions	347,872,561	226,073,070

Net Increase in Net Assets	453,798,763	312,231,402

Net Assets
At beginning of year	609,814,737	297,583,335

At end of period	$1,063,613,500	$609,814,737

Accumulated Undistributed Net Investment Income Included in Net Assets	$3,843,177	$2,516,364

See Notes to Financial Statements

31

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase in Net Assets from Operations
Net investment income	$1,061,331	$1,797,663
Net realized gain on investments and foreign currency transactions	4,345,680	8,465,373
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	22,516,490	52,686,876

Net increase in net assets resulting from operations	27,923,501	62,949,912

Distributions to Shareholders from:
Net investment income	(1,078,916)	(1,329,181)

Total distributions to shareholders	(1,078,916)	(1,329,181)

Transactions in Shares of Common Stock
Proceeds from sale of shares	123,126,020	149,070,226
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	870,785	1,026,968
Cost of shares redeemed	(23,950,652)	(39,900,035)
Redemption fees
Institutional Class	20,842	7,808

Net Increase in Net Assets from Portfolio Share Transactions	100,066,995	110,204,967

Net Increase in Net Assets	126,911,580	171,825,698

Net Assets
At beginning of year	375,373,655	203,547,957

At end of period	$502,285,235	$375,373,655

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,060,709	$1,078,294

See Notes to Financial Statements

32

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase in Net Assets from Operations
Net investment income (loss)	$545,806	$(18,399)
Net realized gain on investments and foreign currency transactions	146,845	117,030
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,581,670)	7,731,434

Net increase (decrease) in net assets resulting from operations	(889,019)	7,830,065

Distributions to Shareholders from:
Net investment income
Investor Class	(415)	—
Institutional Class	(146,229)	(127,946)

Total distributions to shareholders	(146,644)	(127,946)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class(1)	554,106	—
Institutional Class	70,177,611	55,027,776
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	113,054	42,693
Cost of shares redeemed
Investor Class(1)	(21,394)	—
Institutional Class	(13,196,972)	(1,201,661)
Redemption fees
Investor Class(1)	416	—
Institutional Class	6,206	2,717

Net Increase in Net Assets from Portfolio Share Transactions	57,633,027	53,871,525

Net Increase in Net Assets	56,597,364	61,573,644

Net Assets
At beginning of year	70,644,947	9,071,303

At end of period	$127,242,311	$70,644,947

Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$154,061	$(245,101)

(1)	For the period from December 31, 2010 (commencement of operations) through April 30, 2011.

See Notes to Financial Statements

33

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Six Months Ended April 30, 2011 (unaudited)		For the Period Ended Oct. 31, 2010(1)
Per Share Data
Net asset value, beginning of period	$23.52		$20.43

Increase in Net Assets from Operations
Net investment income	0.04	(2)	0.10
Net realized and unrealized gain on investments and foreign currency-related transactions	2.72		3.04

Net increase from investment operations	2.76		3.14

Distributions to Shareholders from:
Net investment income	(0.06)		(0.05)
Net realized gain from investments and foreign currency-related transactions	(0.16)		—

Total distributions	(0.22)		(0.05)

Net asset value, end of period	$26.06		$23.52

Total Return	11.77	%(A)	15.39	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,536		$104,276

Expenses to average net assets (net of fees waived/reimbursed)	1.00	%(B)	1.00	%(B)

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.00	%(B)	1.00	%(B)

Net investment income to average net assets	0.31	%(B)	0.43	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.15	%(B)	0.27	%(B)

Portfolio turnover rate	16	%(A)	35	%(A)

(1) For the period from November 3, 2009 (commencement of operations) through October 31, 2010.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

34

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Equity Portfolio - Institutional Class
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006

Per Share Data
Net asset value, beginning of period	$14.51		$12.04	$11.44	$21.71	$18.68	$14.90

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.08	(1)	0.08	0.13	0.20	0.14	0.12 (1)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.85		2.49	2.86	(8.63)	4.33	3.75

Net increase (decrease) from investment operations	1.93		2.57	2.99	(8.43)	4.47	3.87

Distributions to Shareholders from:
Net investment income	(0.06)		(0.10)	(0.19)	(0.15)	(0.10)	(0.08)
Net realized gain from investments and foreign currency-related transactions	—		—	(2.20)	(1.69)	(1.34)	(0.01)

Total distributions	(0.06)		(0.10)	(2.39)	(1.84)	(1.44)	(0.09)

Net asset value, end of period	$16.38		$14.51	$12.04	$11.44	$21.71	$18.68

Total Return	13.33	%(A)	21.50%	32.77%	(42.33)%	25.24%	26.06%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$836,962		$493,350	$259,450	$191,450	$390,659	$343,965

Expenses to average net assets (net of fees waived/reimbursed)	0.86	%(B)	0.93%	1.00%	0.98%	0.98%	1.00%

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	0.85	%(B)	0.93%	1.00%	0.98%	0.98%	1.00%

Net investment income to average net assets	1.00	%(B)	0.91%	1.31%	1.05%	0.70%	0.69%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.01	%(B)	—%	0.04%	—%	—%	0.01%

Portfolio turnover rate	11	%(A)	33%	22%	18%	19%	35%

(1) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

35

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Institutional Emerging Markets Portfolio
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006

Per Share Data
Net asset value, beginning of period	$16.70	$13.29	$9.29	$21.20	$13.42	$9.92

Increase (Decrease) in Net Assets from Operations
Net investment income	0.04 (1)	0.09	0.10	0.44	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.95	3.41	4.27	(11.53)	7.70	3.45

Net increase (decrease) from investment operations	0.99	3.50	4.37	(11.09)	7.80	3.52

Distributions to Shareholders from:
Net investment income	(0.04)	(0.09)	(0.37)	(0.09)	(0.02)	(0.02)
Net realized gain from investments and foreign currency-related transactions	—	—	—	(0.73)	—	—

Total distributions	(0.04)	(0.09)	(0.37)	(0.82)	(0.02)	(0.02)

Net asset value, end of period	$17.65	$16.70	$13.29	$9.29	$21.20	$13.42

Total Return	5.90%(A)	26.50%	48.92%	(54.33)%	58.18%	35.38%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$502,285	$375,374	$203,548	$132,037	$245,061	$85,930

Expenses to average net assets (net of fees waived/reimbursed)	1.30%(B)	1.30%	1.30%	1.30%	1.30%	1.30%

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.30%(B)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income to average net assets	0.48%(B)	0.74%	0.93%	2.56%	0.72%	0.88%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.08%(B)	0.18%	0.25%	0.22%	0.25%	0.51%

Portfolio turnover rate	12%(A)	34%	57%	51%	32%	38%

(1) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

36

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Frontier Emerging Markets Portfolio - Institutional Class
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Period Ended Oct. 31, 2008 (1)

Per Share Data
Net asset value, beginning of period	$7.88		$6.29	$4.98	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.04	(2)	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.13)		1.65	1.26	(5.03)

Net increase (decrease) from investment operations	(0.09)		1.68	1.33	(5.02)

Distributions to Shareholders from:
Net investment income	(0.01)		(0.09)	(0.02)	—

Total distributions	(0.01)		(0.09)	(0.02)	—

Net asset value, end of period	$7.78		$7.88	$6.29	$4.98

Total Return	(1.11	)%(A)	27.04%	26.71%	(50.20	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,698		$70,645	$9,071	$4,875

Expenses to average net assets (net of fees waived/reimbursed)	1.92	%(B)	2.00%	2.00%	2.00	%(B)

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.91	%(B)	1.99%	1.99%	2.00	%(B)

Net investment income to average net assets	1.07	%(B)	(0.08)%	1.39%	0.42	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.01	%(B)	0.37%	2.08%	6.92	%(B)

Portfolio turnover rate	1	%(A)	17%	55%	1	%(A)

(1) For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

(2) Net investment income per share was calculated using the average shares outstanding method.

(A) Not Annualized.

(B) Annualized.

See Notes to Financial Statements

37

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of April 30, 2011: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to the Institutional Class shares of Global Equity, the Institutional Class shares of International Equity, Institutional Emerging Markets and the Institutional Class shares of Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies, Emerging Markets, and the Investor Class shares of Frontier Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; Frontier Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of the HLM International Equity Portfolio of AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008. Effective November 3, 2009, Global Equity launched Institutional Class shares and re-designated existing shares as Advisor Class shares. Investor Class shares of Frontier Emerging Markets commenced operations on December 31, 2010.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

38

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 unadjusted quoted prices in active markets for identical investments

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

39

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

Global Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$131,173,817	$75,509,141	$—	$206,682,958
Cash Equivalents	10,846,371	—	—	10,846,371

Total Investments	$142,020,188	$75,509,141	$—	$217,529,329

International Equity
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$249,909,025	$711,331,665	$—	$ 961,240,690
Preferred Stocks	31,596,510	15,282,678	—	46,879,188
Cash Equivalents	48,746,012	—	—	48,746,012

Total Investments	$330,251,547	$726,614,343	$—	$1,056,865,890

Institutional Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$174,256,747	$252,815,768	$—	$427,072,515
Preferred Stocks	32,812,302	18,032,722	—	50,845,024
Participation Notes	—	7,353,734	—	7,353,734
Cash Equivalents	—	14,883,996	—	14,883,996

Total Investments	$207,069,049	$293,086,220	$—	$500,155,269

Frontier Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$40,833,781	$73,544,655	$—	$114,378,436
Rights	143,122	—	—	143,122
Participation Notes	—	8,277,356	—	8,277,356
Warrants	22,198	—	—	22,198
Cash Equivalents	3,588,296	—	—	3,588,296

Total Investments	$44,587,397	$81,822,011	$—	$126,409,408

40

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily and paid monthly at an annual rate of 1.00%, 0.75%, 1.25% and 1.50% of the average daily net assets of Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets, respectively.

The Investment Advisor has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed an annual rate of 1.00%, 1.00%, 1.30%, and 2.00%, respectively, of the average daily net assets of Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets and Institutional Class shares of Frontier Emerging Markets, respectively, through December 31, 2011. For the period ended April 30, 2011, the Investment Advisor waived and/or reimbursed $115,752, $0, $176,468 and $10,096 in investment advisory fees from Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets, respectively.

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. The Fund has an agreement with its custodian under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in other income-producing assets if the Fund had not entered into such an agreement.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS related to these services amounted to $9,795 for Global Equity, $24,703 for International Equity, $16,970 for Institutional Emerging Markets and $7,799 for Frontier Emerging Markets. These expenses are shown as part of Other fees and expenses on the Statements of Operations.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary an annual rate of up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2011.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2011, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 65,805,484	$ 26,894,371
International Equity	398,086,618	88,462,391
Institutional Emerging Markets	142,602,773	52,263,147
Frontier Emerging Markets	58,110,486	770,146

5. Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2010 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2008; October 31, 2009; October 31, 2010) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the state of New Jersey and the state of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at April 30, 2011, for each of the Portfolios were as follows:

42

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

5. Income Tax (continued)

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
Global Equity	$42,368,286	$(1,440,789)	$ 40,927,497	$176,601,832
International Equity	237,576,837	(6,468,225)	231,108,612	825,757,278
Institutional Emerging Markets	107,149,427	(5,404,323)	101,745,104	398,410,165
Frontier Emerging Markets	12,028,964	(6,126,844)	5,902,120	120,507,288

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets was $15,008, $77,158, $6,900, and $62,192, respectively, at April 30, 2011.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $1,329,181 and $127,946 for Global Equity, International Equity, Institutional Emerging Markets and Frontier Emerging Markets, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment, or in the Fund’s case, on November 1, 2011. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

At October 31, 2010, Institutional Emerging Markets had $13,631,817 available as capital loss carryforwards which expire in 2016. International Equity, Institutional Emerging Markets and Frontier Emerging Markets had $2,431,039, $29,793,794 and $1,252,470, respectively, available as capital loss carryforwards which expire in 2017.

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2011.

7. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

43

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

8. Capital Share Transactions

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,046,380	$ 26,040,166	1,334,358	$28,868,395
Shares issued upon reinvestment of dividends	13,193	319,667	4,460	93,525

	1,059,573	26,359,833	1,338,818	28,961,920
Shares redeemed	(405,227)	(10,032,520)	(2,656,193)	(55,305,981)

Net increase	654,346	$ 16,327,313	(1,317,375)	$(26,344,061)

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Period From November 3, 2009 to October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,245,442	$ 31,222,726	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	31,276	757,810	2,387	50,029

	1,276,718	31,980,536	4,708,604	100,757,762
Shares redeemed	(317,231)	(7,980,115)	(276,004)	(5,887,335)

Net increase	959,487	$ 24,000,421	4,432,600	$94,870,427

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	7,515,522	$ 114,052,762	7,028,647	$90,915,148
Shares issued upon reinvestment of dividends	13,495	198,416	21,972	275,089

	7,529,017	114,251,178	7,050,619	91,190,237
Shares redeemed	(1,712,678)	(25,650,093)	(2,173,688)	(28,647,976)

Net increase	5,816,339	$ 88,601,085	4,876,931	$62,542,261

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	18,883,492	$ 286,454,750	19,022,485	$248,771,466
Shares issued upon reinvestment of dividends	121,912	1,793,340	172,753	2,164,593

	19,005,404	288,248,090	19,195,238	250,936,059
Shares redeemed	(1,913,307)	(28,976,614)	(6,733,420)	(87,480,052)

Net increase	17,092,097	$ 259,271,476	12,461,818	$163,456,007

44

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

8. Capital Share Transactions (continued)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	7,358,528	$123,126,020	9,882,476	$149,070,226
Shares issued upon reinvestment of dividends	51,925	870,785	73,829	1,026,968

	7,410,453	123,996,805	9,956,305	150,097,194
Shares redeemed	(1,423,320)	(23,929,810)	(2,801,715)	(39,900,035)

Net increase	5,987,133	$100,066,995	7,154,590	$110,197,159

Transactions in capital stock for Frontier Emerging Markets—Investor Class were as follows for the periods indicated:

	Period From December 31, 2010 to April 30, 2011
	Shares	Amount
Shares sold	72,848	$554,106
Shares issued upon reinvestment of dividends	—	—

	72,848	554,106
Shares redeemed	(2,794)	(20,978)

Net increase	70,054	$533,128

Transactions in capital stock for Frontier Emerging Markets—Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	9,045,772	$70,177,611	7,681,583	$55,027,776
Shares issued upon reinvestment of dividends	14,576	113,054	6,777	42,693

	9,060,348	70,290,665	7,688,360	55,070,469
Shares redeemed	(1,735,421)	(13,190,766)	(169,494)	(1,201,661)

Net increase	7,324,927	$57,099,899	7,518,866	$53,868,808

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2011, Advisor Class of Global Equity, Institutional Class of Global Equity, Investor Class of International Equity, Institutional Class of International Equity, Institutional Emerging Markets, Investor Class of Frontier Emerging Markets and Institutional Class of Frontier Emerging Markets received $12,234, $64, $25,727, $29,792, $20,842, $416 and $6,206, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

9. Concentration of Ownership

At April 30, 2011, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate Institutional shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	2	48.41%*
International Equity	1	12.96%*
Institutional Emerging Markets	1	37.71%*
Frontier Emerging Markets	1	31.29%*

*	Represents omnibus position of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

45

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At April 30, 2011, the Portfolio’s investment in the Banking industry amounted to 31.3% of net assets.

11. Line of Credit

The Fund has a $50 million line of credit agreement with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended April 30, 2011 none of the Portfolios’ utilized the line of credit.

12. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosure.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

46

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

47

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer

of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Keniston

Anti-Money Laundering Compliance

Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Shanna Palmersheim

Assistant Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

48

Harding, Loevner Funds, Inc.

Investment Advisor

Harding Loevner LP
50 Division Street, Fourth Floor
Somerville, NJ 08876-2943

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Independent Registered Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HARDING · LOEVNER®

Individual Investors

Semi-Annual Report
April 30, 2011

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2011 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010 and held for the entire six month period from November 1, 2010 to April 30, 2011 for the Global Equity Portfolio—Advisor Class, International Equity Portfolio—Investor Class, International Small Companies Portfolio—Investor Class, Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio—Investor Class.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2010 to April 30, 2011)
Global Equity Portfolio—Advisor Class
Actual	$1,000.00	$1,118.40	1.13%	$5.94
Hypothetical (5% annual return before expenses)	1,000.00	1,019.19	1.13%	5.66
International Equity Portfolio—Investor Class
Actual	1,000.00	1,131.80	1.21%	6.40
Hypothetical (5% annual return before expenses)	1,000.00	1,018.79	1.21%	6.06
International Small Companies Portfolio— Investor Class
Actual	1,000.00	1,167.70	1.76%	9.46
Hypothetical (5% annual return before expenses)	1,000.00	1,016.07	1.76%	8.80
Emerging Markets Portfolio
Actual	1,000.00	1,059.40	1.49%	7.61
Hypothetical (5% annual return before expenses)	1,000.00	1,017.41	1.49%	7.45
Frontier Emerging Markets Portfolio—Investor Class^
Actual	1,000.00	991.10	2.20%	7.20
Hypothetical (5% annual return before expenses)	1,000.00	1,013.88	2.20%	10.99

*

Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

^

Frontier Emerging Markets Portfolio – Investor Class commenced operations on December 31, 2010 (120 days) and the Actual example reflects the period from December 31, 2010 to April 30, 2011. However, for purposes of comparability, the Hypothetical example assumes that the Portfolio’s Investor Class was operational for the full six month period.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	1.3%
Apparel	1.0
Banks	12.8
Beverages	0.8
Chemicals	8.0
Commercial Services	1.9
Computers	8.0
Cosmetics/Personal Care	5.6
Distribution/Wholesale	2.7
Diversified Financial Services	1.8
Electrical Components & Equipment	2.9
Electronics	1.6
Food	3.4
Healthcare - Products	3.0
Holding Companies - Diversified	1.1
Internet	7.5
Machinery - Diversified	2.6
Media	1.1
Miscellaneous Manufacturing	1.2
Mutual Funds	5.2
Oil & Gas	4.9
Oil & Gas Services	2.3
Pharmaceuticals	1.9
Retail	10.3
Software	9.2
Telecommunications	1.9

Total Investments	104.0
Liabilities Less Other Assets	(4.0)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 98.8%

Australia - 1.2%
Cochlear Ltd. (Healthcare - Products)	28,430	$2,509,122

Austria - 0.8%
Erste Group Bank AG (Banks)	31,900	1,612,470

Canada - 0.9%
Encana Corp. (Oil & Gas)	58,090	1,947,177

China - 2.1%
Anta Sports Products Ltd. (Retail)	1,216,000	1,969,805
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	520,000	2,402,330

		4,372,135

France - 4.3%
Air Liquide SA (Chemicals)	24,237	3,585,629
Dassault Systemes SA (Software)	39,450	3,209,053
L’Oreal SA (Cosmetics/Personal Care)	17,110	2,169,679

		8,964,361

Germany - 1.6%
Hamburger Hafen und Logistik AG (Commercial Services)	39,650	1,922,926
Qiagen NV (Healthcare - Products)*	69,278	1,483,326

		3,406,252

Hong Kong - 2.6%
Li & Fung Ltd. (Distribution/Wholesale)	1,083,800	5,540,370

India - 1.6%
ICICI Bank Ltd. - Sponsored ADR (Banks)	66,900	3,371,760

Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)	3,204,000	2,773,866

Japan - 8.4%
ABC-Mart Inc. (Retail)	48,000	1,798,648
FANUC Corp. (Machinery - Diversified)	32,100	5,368,540
Keyence Corp. (Electronics)	12,860	3,391,652
M3 Inc. (Internet)	372	2,428,431
Unicharm Corp. (Cosmetics/Personal Care)	116,100	4,624,491

		17,611,762

Mexico - 1.8%
America Movil SAB de CV, Class L - ADR (Telecommunications)	35,900	2,053,480
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	1,731,009

		3,784,489

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 1.5%
Gazprom OAO - Sponsored ADR (Oil & Gas)	180,400	$3,060,589

Singapore - 1.4%
Olam International Ltd. (Food)	1,240,000	2,907,875

South Africa - 1.2%
Sasol Ltd. (Oil & Gas)	42,730	2,466,433

Switzerland - 7.7%
Lonza Group AG, Reg S (Chemicals)*	24,300	2,090,906
Nestle SA - Sponsored ADR, Reg S (Food)	66,255	4,121,061
Novartis AG, Reg S (Pharmaceuticals)	33,120	1,967,821
Sonova Holding AG, Reg S (Healthcare - Products)	23,080	2,329,559
Swatch Group AG, Bearer (Retail)	11,270	5,543,755

		16,053,102

Turkey - 1.4%
Turkiye Garanti Bankasi AS - ADR (Banks)	542,000	2,829,240

United Kingdom - 4.0%
RPS Group plc (Commercial Services)	530,000	2,023,465
Standard Chartered plc (Banks)	142,000	3,935,057
WPP plc (Media)	183,370	2,393,343

		8,351,865

United States - 55.0%
3M Co. (Miscellaneous Manufacturing)	25,070	2,437,055
Abbott Laboratories (Pharmaceuticals)	36,880	1,919,235
Adobe Systems Inc. (Software)*	173,690	5,827,300
Amazon.com Inc. (Internet)*	14,300	2,809,950
Apple Inc. (Computers)*	14,000	4,875,220
Bunge Ltd. (Agriculture)	36,770	2,773,929
Charles Schwab Corp. (Diversified Financial Services)	116,700	2,136,777
Cisco Systems Inc. (Telecommunications)	114,915	2,017,907
Citrix Systems Inc. (Software)*	30,600	2,580,804
Coach Inc. (Apparel)	35,500	2,123,255
Colgate-Palmolive Co. (Cosmetics/Personal Care)	34,850	2,939,598
eBay Inc. (Internet)*	154,300	5,307,920
EMC Corp. (Computers)*	207,250	5,873,465
Emerson Electric Co. (Electrical Components & Equipment)	100,370	6,098,481
Exxon Mobil Corp. (Oil & Gas)	32,390	2,850,320
F5 Networks, Inc. (Internet)*	21,000	2,128,560
Google Inc., Class A (Internet)*	5,547	3,018,123
Greenhill & Co., Inc. (Diversified Financial Services)	26,170	1,544,030
Informatica Corp. (Software)*	44,000	2,464,440
JPMorgan Chase & Co. (Banks)	138,700	6,328,881

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

United States - 55.0% - (continued)
McDonald’s Corp. (Retail)	23,800	$1,863,778
Monsanto Co. (Chemicals)	63,700	4,334,148
Oracle Corp. (Software)	141,210	5,090,620
Praxair Inc. (Chemicals)	24,520	2,609,418
Procter & Gamble Co. (Cosmetics/Personal Care)	30,300	1,966,470
Schlumberger Ltd. (Oil & Gas Services)	52,790	4,737,902
Sigma-Aldrich Corp. (Chemicals)	59,600	4,206,568
Staples Inc. (Retail)	215,910	4,564,337
Teradata Corp. (Computers)*	106,500	5,955,480
Walgreen Co. (Retail)	135,400	5,784,288
Wells Fargo & Co. (Banks)	204,460	5,951,831

		115,120,090

Total Common Stocks (Cost $164,527,460)		206,682,958

Cash Equivalent - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	10,846,371	10,846,371

Total Cash Equivalent (Cost $10,846,371)		10,846,371

Total Investments - 104.0% (Cost $ 175,373,831)		$217,529,329

Summary of Abbreviations

ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Value (1)

Liabilities, Net of Other Assets - (4.0)%
Cash	$32,675
Dividends and interest receivable	396,027
Foreign currency (cost $180,424)	183,522
Receivable for investments sold	179,096
Receivable for Fund shares sold	96,797
Tax reclaim receivable	88,171
Prepaid expenses	42,668
Payable to Investment Advisor	(160,361)
Payable for investments purchased	(8,864,439)
Payable for Fund shares redeemed	(266,971)
Other liabilities	(71,099)

(8,343,914)

Net Assets - 100%
Institutional Class
Applicable to 5,392,087 outstanding $.001 par value shares (authorized 200,000,000 shares)	$140,535,841

Net Asset Value, Offering Price and Redemption Price Per Share	$26.06

Advisor Class
Applicable to 2,632,613 outstanding $.001 par value shares (authorized 200,000,000 shares)	$68,649,574

Net Asset Value, Offering Price and Redemption Price Per Share	$26.08

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$162,181,836
Accumulated undistributed net investment income	232,491
Accumulated net realized gain from investment transactions	4,600,583
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	42,170,505

$209,185,415

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	1.1%
Auto Parts & Equipment	1.6
Banks	10.9
Biotechnology	1.2
Chemicals	4.5
Computers	0.7
Cosmetics/Personal Care	3.7
Distribution/Wholesale	1.9
Electrical Components & Equipment	2.8
Electronics	2.4
Engineering & Construction	0.9
Food	5.1
Healthcare - Products	5.5
Holding Companies - Diversified	2.1
Insurance	3.9
Internet	1.0
Leisure Time	1.0
Machinery - Construction & Mining	1.9
Machinery - Diversified	2.7
Media	3.8
Metal Fabrication/Hardware	1.1
Mutual Funds	4.6
Oil & Gas	9.0
Oil & Gas Services	1.9
Pharmaceuticals	4.8
Retail	3.4
Semiconductors	6.1
Software	4.2
Telecommunications	4.1
Transportation	1.5

Total Investments	99.4
Other Assets Less Liabilities	0.6

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 90.4%

Australia - 2.4%
Cochlear Ltd. (Healthcare - Products)	145,400	$12,832,443
CSL Ltd. (Biotechnology)	333,300	12,554,625

		25,387,068

Austria - 1.9%
Erste Group Bank AG (Banks)	391,420	19,785,355

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,642,072

Canada - 4.6%
Canadian National Railway Co. (Transportation)	204,400	15,826,692
Encana Corp. (Oil & Gas)	444,882	14,912,445
Imperial Oil Ltd. (Oil & Gas)	352,690	18,643,193

		49,382,330

China - 0.9%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	2,272,000	9,177,940

Denmark - 1.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	88,800	11,256,182

France - 13.1%
Air Liquide SA (Chemicals)	261,902	38,745,864
Dassault Systemes SA (Software)	426,700	34,709,831
L’Oreal SA (Cosmetics/Personal Care)	175,970	22,314,346
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	73,930	13,278,357
Schneider Electric SA (Electrical Components & Equipment)	170,150	30,062,992

		139,111,390

Germany - 7.0%
Allianz SE, Reg S (Insurance)	189,200	29,774,730
Fresenius SE & Co. KGaA (Healthcare - Products)	193,868	20,367,718
Qiagen NV (Healthcare - Products)*	684,470	14,655,333
SAP AG - Sponsored ADR (Software)	158,000	10,195,740

		74,993,521

Hong Kong - 3.5%
Li & Fung Ltd. (Distribution/Wholesale)	3,970,200	20,295,607
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	14,336,000	17,339,769

		37,635,376

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	311,500	15,699,600

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Israel - 1.2%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	285,560	$13,058,659

Japan - 10.7%
FANUC Corp. (Machinery - Diversified)	168,100	28,113,755
Hoya Corp. (Electronics)	648,300	13,970,891
JGC Corp. (Engineering & Construction)	388,000	9,608,215
Jupiter Telecommunications Co., Ltd. (Media)	10,655	11,465,181
Keyence Corp. (Electronics)	43,565	11,489,681
M3 Inc. (Internet)	1,670	10,901,829
MISUMI Group Inc. (Metal Fabrication/Hardware)	450,600	11,384,835
Unicharm Corp. (Cosmetics/Personal Care)	436,500	17,386,653

		114,321,040

Mexico - 3.9%
America Movil SAB de CV, Series L - ADR (Telecommunications)	356,600	20,397,520
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	670,740	21,000,869

		41,398,389

Poland - 0.8%
Bank Pekao SA - GDR, Reg S (Banks)#	135,860	8,904,821

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)	668,740	11,345,555

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	752,083	9,222,034

South Africa - 2.9%
MTN Group Ltd. (Telecommunications)	1,035,200	23,036,221
Sasol Ltd. (Oil & Gas)	141,641	8,175,707

		31,211,928

South Korea - 0.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	7,044,883

Sweden - 1.8%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	669,600	19,690,588

Switzerland - 9.7%
Logitech International SA, Reg S (Computers)*	515,200	7,114,912
Lonza Group AG, Reg S (Chemicals)*	109,500	9,421,985
Nestle SA - Sponsored ADR, Reg S (Food)	543,750	33,821,250
Novartis AG - ADR (Pharmaceuticals)	185,510	10,976,634
Roche Holding AG, Genusschein (Pharmaceuticals)	99,950	16,212,651
Sonova Holding AG, Reg S (Healthcare - Products)	100,200	10,113,598

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Switzerland - 9.7% - (continued)
Swatch Group AG, Bearer (Retail)	30,480	$14,993,225

		102,654,255

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	4,210,125	10,822,481

Turkey - 2.3%
Turkiye Garanti Bankasi AS - ADR (Banks)	4,654,000	24,293,880

United Kingdom - 13.2%
Admiral Group plc (Insurance)	416,300	11,769,514
ARM Holdings plc (Semiconductors)	3,065,900	31,993,874
BG Group plc (Oil & Gas)	916,080	23,566,006
Standard Chartered plc (Banks)	848,710	23,519,170
Tesco plc (Food)	1,580,880	10,668,512
Unilever plc (Food)	310,725	10,077,618
WPP plc (Media)	2,243,420	29,281,090

		140,875,784

United States - 4.0%
Bunge Ltd. (Agriculture)	156,080	11,774,675
Carnival Corp. (Leisure Time)	286,200	10,895,634
Schlumberger Ltd. (Oil & Gas Services)	219,000	19,655,250

		42,325,559

Total Common Stocks (Cost $732,236,251)		961,240,690

Preferred Stocks - 4.4%

Brazil - 3.0%
Itau Unibanco Holding SA - ADR (Banks)	613,100	14,561,125
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	510,500	17,035,385

		31,596,510

South Korea - 1.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	53,100	15,282,678

Total Preferred Stocks (Cost $42,796,148)		46,879,188

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Cash Equivalent - 4.6%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	48,746,012	$48,746,012

Total Cash Equivalent (Cost $48,746,012)		48,746,012

Total Investments - 99.4% (Cost $ 823,778,411)		$1,056,865,890

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg	S Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Other Assets, Net of Liabilities - 0.6%
Dividends and interest receivable	$4,314,897
Foreign currency (cost $1,907,031)	1,923,627
Receivable for Fund shares sold	9,354,951
Tax reclaim receivable	596,719
Prepaid expenses	54,493
Payable to Investment Advisor	(615,633)
Payable for investments purchased	(8,103,122)
Payable for Fund shares redeemed	(389,322)
Payable for distribution fees	(189,967)
Other liabilities	(199,033)

6,747,610

Net Assets - 100%
Institutional Class
Applicable to 51,103,353 outstanding $.001 par value shares (authorized 200,000,000 shares)	$836,962,467

Net Asset Value, Offering Price and Redemption Price Per Share	$16.38

Investor Class
Applicable to 13,866,513 outstanding $.001 par value shares (authorized 200,000,000 shares)	$226,651,033

Net Asset Value, Offering Price and Redemption Price Per Share	$16.35

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in-capital	$821,747,626
Accumulated undistributed net investment income	3,843,177
Accumulated net realized gain from investment transactions	4,858,059
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	233,164,638

$1,063,613,500

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Advertising	1.3%
Agriculture	1.4
Auto Parts & Equipment	3.1
Banks	5.5
Beverages	1.3
Chemicals	6.8
Commercial Services	3.0
Computer Software & Processing	1.4
Cosmetics/Personal Care	2.1
Distribution/Wholesale	2.1
Diversified Financial Services	3.7
Electrical Components & Equipment	3.7
Electronics	4.9
Engineering & Construction	2.8
Environmental Control	0.7
Food	5.9
Gas	1.8
Hand/Machine Tools	2.3
Healthcare - Products	4.0
Healthcare - Services	3.2
Insurance	1.0
Leisure Time	1.3
Machinery - Diversified	4.7
Media	1.4
Miscellaneous Manufacturing	6.0
Mutual Funds	5.0
Oil & Gas Services	2.6
Packaging & Containers	1.0
Pharmaceuticals	3.7
Retail	1.1
Semiconductors	3.2
Shipbuilding	1.8
Telecommunications	3.4
Transportation	3.0
Trucking & Leasing	1.4

Total Investments	101.6
Liabilities Less Other Assets	(1.6)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 95.0%

Australia - 7.0%
Bank of Queensland Ltd. (Banks)	24,680	$266,032
Bradken Ltd. (Engineering & Construction)	48,100	419,900
Imdex Ltd. (Oil & Gas Services)	254,430	584,728
SAI Global Ltd. (Media)	76,897	421,359
TPG Telecom Ltd. (Telecommunications)	255,000	470,618

		2,162,637

Austria - 2.0%
BWT AG (Environmental Control)	7,386	222,968
Semperit AG Holding (Miscellaneous Manufacturing)	6,930	405,311

		628,279

Brazil - 1.3%
Fleury SA (Healthcare - Services)	27,400	408,422

Canada - 2.0%
GLV Inc., Class A (Machinery - Diversified)*	32,900	267,729
Laurentian Bank of Canada (Banks)	6,600	350,639

		618,368

China - 4.0%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)	295,000	256,404
Vinda International Holdings Ltd. (Cosmetics/Personal Care)	267,000	282,950
Wasion Group Holdings Ltd. (Electronics)	530,000	277,571
Yip’s Chemical Holdings Ltd. (Chemicals)	346,000	415,059

		1,231,984

Denmark - 2.7%
NKT Holding A/S (Miscellaneous Manufacturing)	5,250	323,408
Topsil Semiconductor Materials (Semiconductors)*	2,130,000	503,209

		826,617

Finland - 2.1%
Vacon Oyj (Hand/Machine Tools)	5,377	371,864
Vaisala Oyj, Class A (Electronics)	8,133	274,169

		646,033

France - 4.9%
Rubis (Gas)	4,634	570,047
Touax SA (Transportation)	9,900	456,706
Virbac SA (Pharmaceuticals)	2,610	480,941

		1,507,694

Germany - 4.2%
Carl Zeiss Meditec AG (Healthcare - Products)	15,770	342,975

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Germany - 4.2% - (continued)
Draegerwerk AG & Co. KGaA (Healthcare - Products)	654	$55,895
Drillisch AG (Telecommunications)	52,510	593,877
Gerresheimer AG (Packaging & Containers)	6,120	295,790

		1,288,537

Hong Kong - 4.7%
Chen Hsong Holdings Ltd. (Machinery - Diversified)	650,000	365,759
Chong Hing Bank Ltd. (Banks)	181,000	463,757
Pico Far East Holdings Ltd. (Commercial Services)	1,184,000	231,736
Vitasoy International Holdings Ltd. (Beverages)	460,000	395,446

		1,456,698

Indonesia - 3.4%
Bank Bukopin Tbk PT (Banks)	7,186,666	603,908
Wijaya Karya PT (Engineering & Construction)	5,680,000	444,928

		1,048,836

Ireland - 2.1%
FBD Holdings plc (Insurance)	29,066	312,088
Grafton Group plc (Retail)	63,000	323,484

		635,572

Italy - 4.8%
Cembre S.p.A (Electrical Components & Equipment)	53,327	611,677
MARR S.p.A (Distribution/Wholesale)	31,163	409,139
SOL S.p.A (Chemicals)	54,541	463,329

		1,484,145

Japan - 9.2%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	16,000	333,439
BML Inc. (Healthcare - Services)	8,800	251,333
C. Uyemura & Co., Ltd. (Chemicals)	5,200	233,346
LINTEC Corp. (Chemicals)	14,400	423,018
Nakanishi Inc. (Healthcare - Products)	3,300	347,535
Pigeon Corp. (Cosmetics/Personal Care)	10,800	372,016
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	37,000	377,468
Stella Chemifa Corp. (Chemicals)	6,000	222,049
Tsumura & Co. (Pharmaceuticals)	9,000	280,032

		2,840,236

Malaysia - 4.2%
Coastal Contracts Berhad (Shipbuilding)	462,000	556,729
Supermax Corp. Berhad (Miscellaneous Manufacturing)	221,500	309,131
United Plantations Berhad (Agriculture)	71,500	434,497

		1,300,357

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Netherlands - 2.5%
Brunel International NV (Commercial Services)	9,527	$483,237
KAS Bank NV - CVA (Diversified Financial Services)	16,838	297,776

		781,013

New Zealand - 1.2%
Sanford Ltd. (Food)	81,153	359,435

Singapore - 2.9%
Goodpack Ltd. (Trucking & Leasing)	271,000	438,424
KS Energy Services Ltd. (Oil & Gas Services)*	267,000	216,410
Tat Hong Holdings Ltd. (Distribution/Wholesale)	348,000	237,418

		892,252

South Korea - 3.5%
Cheil Worldwide Inc. (Advertising)	30,840	397,926
Han Kuk Carbon Co., Ltd. (Chemicals)	51,800	346,826
Samwha Capacitor Co., Ltd. (Electronics)	33,600	337,746

		1,082,498

Spain - 1.5%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	752	458,358

Sweden - 4.4%
Industrial & Financial Systems, Class B (Computer Software & Processing)	20,736	425,221
KABE Husvagnar AB, Class B (Miscellaneous Manufacturing)	21,100	439,811
Mekonomen AB (Auto Parts & Equipment)	12,600	486,725

		1,351,757

Switzerland - 5.3%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)	7,300	542,976
Huegli Holding AG - Bearer (Food)	580	479,458
Lem Holding SA, Reg S (Electronics)	906	626,922

		1,649,356

Taiwan - 5.6%
Merida Industry Co., Ltd. (Leisure Time)	209,000	399,155
Nak Sealing Technologies Corp. (Auto Parts & Equipment)	249,000	465,020
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	292,559	364,621
Youngtek Electronics Corp. (Semiconductors)	135,188	492,160

		1,720,956

Thailand - 1.1%
Khon Kaen Sugar Industry pcl, Reg S (Food)	773,800	352,461

United Kingdom - 8.4%
Greggs plc (Food)	43,000	370,010

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 8.4% - (continued)
Hamworthy plc (Machinery - Diversified)	59,652	$566,063
PayPoint plc (Diversified Financial Services)	47,069	367,662
Rathbone Brothers plc (Diversified Financial Services)	25,230	490,781
Robert Wiseman Dairies plc (Food)	50,451	265,459
RPS Group plc (Commercial Services)	54,860	209,448
Synergy Health plc (Healthcare - Services)	23,313	329,303

		2,598,726

Total Common Stocks (Cost $24,112,419)		29,331,227

Preferred Stocks - 1.6%

Germany - 1.6%
Draegerwerk AG & Co. KGaA (Healthcare - Products)	4,782	500,553

Total Preferred Stocks (Cost $325,732)		500,553

Cash Equivalent - 5.0%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	1,554,896	1,554,896

Total Cash Equivalent (Cost $1,554,896)		1,554,896

Total Investments - 101.6% (Cost $ 25,993,047)		$31,386,676

Summary of Abbreviations

Reg S    Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - (1.6)%
Dividends and interest receivable	$64,456
Foreign currency (cost $8,506)	8,664
Receivable for Fund shares sold	350,227
Tax reclaim receivable	13,955
Prepaid expenses	17,725
Payable to Investment Advisor	(28,231)
Payable for investments purchased	(874,208)
Payable for Fund shares redeemed	(892)
Payable for distribution fees	(13,244)
Payable for capital gains tax	(3,667)
Other liabilities	(34,231)

(499,446)

Net Assets - 100%
Applicable to 2,448,325 outstanding $.001 par value shares (authorized 400,000,000 shares)	$30,887,230

Net Asset Value, Offering Price and Redemption Price Per Share	$12.62

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$25,900,897
Accumulated undistributed net investment income	46,446
Accumulated net realized loss from investment transactions	(452,504)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	5,392,391

$30,887,230

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Airlines	0.5%
Auto Parts & Equipment	1.0
Banks	17.9
Beverages	3.5
Building Materials	3.9
Chemicals	1.7
Commercial Services	3.4
Computers	2.4
Cosmetics/Personal Care	3.2
Distribution/Wholesale	1.0
Diversified Financial Services	0.7
Electrical Components & Equipment	0.7
Electronics	3.1
Engineering & Construction	1.5
Food	2.3
Healthcare - Products	2.5
Holding Companies - Diversified	1.8
Home Furnishings	1.7
Insurance	1.5
Internet	1.5
Iron & Steel	0.4
Leisure Time	1.1
Media	1.0
Mining	3.0
Mutual Funds	2.5
Oil & Gas	10.4
Pharmaceuticals	2.8
Pipelines	1.3
Real Estate	1.0
Retail	4.2
Semiconductors	7.7
Telecommunications	8.8

Total Investments	100.0
Liabilities Less Other Assets	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 89.7%

Argentina - 0.3%
Banco Macro SA - ADR (Banks)	184,677	$6,831,202

Brazil - 11.4%
Anhanguera Educacional Participacoes SA (Commercial Services)	943,882	20,999,155
Banco Bradesco SA - ADR (Banks)	2,110,202	42,689,386
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	2,111,000	22,153,960
Hypermarcas SA (Pharmaceuticals)	1,480,000	19,849,987
Natura Cosmeticos SA (Cosmetics/Personal Care)	1,228,900	34,604,799
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,427,084	53,273,046
Vale SA - Sponsored ADR (Mining)	1,780,200	59,458,680

		253,029,013

Chile - 2.7%
Banco Santander Chile - ADR (Banks)	253,344	23,203,777
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	610,500	37,258,815

		60,462,592

China - 13.0%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	7,009,500	33,232,388
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	8,562,000	39,555,291
China Mobile Ltd. - Sponsored ADR (Telecommunications)	610,000	28,114,900
CNOOC Ltd. - ADR (Oil & Gas)	112,800	28,137,960
Hengan International Group Co., Ltd. (Healthcare - Products)	2,904,000	22,728,265
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	25,884,000	27,430,288
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	209,500	26,112,080
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)*	7,134,000	19,566,442
Tencent Holdings Ltd. (Internet)	1,197,000	34,271,643
VanceInfo Technologies Inc., - ADR (Computers)*	573,000	18,427,680
Wumart Stores Inc., Class H (new) (Retail)*	3,561,000	8,187,974
Wumart Stores Inc., Class H (old) (Retail)*	1,187,000	2,674,779

		288,439,690

Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	355,400	23,545,250

Czech Republic - 1.0%
Central European Media Enterprises Ltd., Class A (Media)*	947,000	21,695,770

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)	497,200	20,415,839

Hong Kong - 2.0%
ASM Pacific Technology Ltd. (Semiconductors)	1,550,100	20,838,159
Li & Fung Ltd. (Distribution/Wholesale)	4,346,000	22,216,691

		43,054,850

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Hungary - 0.4%
Richter Gedeon Nyrt. (Pharmaceuticals)	45,500	$9,522,411

India - 6.7%
Ambuja Cements Ltd. (Building Materials)	10,097,400	36,273,250
Axis Bank Ltd. (Banks)	1,049,400	30,607,184
Bajaj Auto Ltd. (Leisure Time)	721,500	24,102,911
Dabur India Ltd. (Cosmetics/Personal Care)	8,871,400	20,347,097
HDFC Bank Ltd. - ADR (Banks)	107,197	18,448,604
Infosys Technologies Ltd. - Sponsored ADR (Computers)	283,200	18,458,976

		148,238,022

Indonesia - 2.9%
Astra International Tbk PT (Retail)	3,806,000	25,011,640
Bank Rakyat Indonesia Persero Tbk PT (Banks)	52,318,000	39,571,929

		64,583,569

Luxembourg - 1.4%
Millicom International Cellular SA (Telecommunications)	288,700	31,277,758

Malaysia - 0.8%
Axiata Group Bhd (Telecommunications)*	10,126,000	16,666,912

Mexico - 8.3%
America Movil SAB de CV, Class L - ADR (Telecommunications)	1,072,547	61,349,711
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	272,000	21,697,440
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	209,598	12,399,818
Grupo Financiero Banorte SAB de CV, Class O (Banks)	5,251,840	26,230,119
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	6,778,500	16,238,608
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,472,414	46,101,282

		184,016,978

Panama - 0.5%
Copa Holdings SA, Class A (Airlines)	192,900	11,217,135

Peru - 0.9%
Credicorp Ltd. (Banks)	197,300	19,043,396

Philippines - 0.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	7,377,198

Poland - 1.0%
Bank Pekao SA (Banks)	334,861	21,949,687

Russia - 7.4%
Gazprom OAO - Sponsored ADR (Oil & Gas)	3,359,570	56,997,016
Lukoil OAO - Sponsored ADR (Oil & Gas)	630,894	43,973,312

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 7.4% - (continued)
Sberbank of Russia (Banks)	8,110,000	$29,680,524
X5 Retail Group NV - GDR, Reg S (Food)*	955,985	33,819,516

		164,470,368

South Africa - 4.8%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	1,038,000	12,807,008
MTN Group Ltd. (Telecommunications)	2,212,700	49,239,032
SABMiller plc (Beverages)	689,600	26,057,161
Standard Bank Group Ltd. (Banks)	1,124,033	17,635,801

		105,739,002

South Korea - 7.0%
Amorepacific Corp. (Cosmetics/Personal Care)	15,600	15,721,551
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	544,000	21,870,425
KB Financial Group Inc. - ADR (Diversified Financial Services)	286,337	15,258,899
POSCO - ADR (Iron & Steel)	81,010	8,935,403
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	140,580	58,532,485
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	155,700	33,416,694

		153,735,457

Taiwan - 7.8%
Delta Electronics Inc. (Electrical Components & Equipment)	3,645,751	16,405,435
Hon Hai Precision Industry Co., Ltd. (Electronics)	7,679,040	29,156,805
MediaTek Inc. (Semiconductors)	2,200,175	24,352,512
Quanta Computer Inc. (Computers)	8,654,000	17,073,206
Synnex Technology International Corp. (Electronics)	15,853,947	40,543,284
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	17,004,637	43,711,853

		171,243,095

Thailand - 2.7%
PTT Exploration & Production pcl, Class F (Oil & Gas)	5,366,800	33,252,997
Siam Commercial Bank pcl (Banks)	6,967,300	27,068,622

		60,321,619

Turkey - 2.9%
Arcelik A/S (Home Furnishings)	6,579,700	37,369,389
Turkiye Garanti Bankasi A/S (Banks)	5,013,300	25,986,132

		63,355,521

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 1.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,514,123	$33,002,080

Total Common Stocks (Cost $1,289,026,412)		1,983,234,414

Preferred Stocks - 6.3%

Brazil - 4.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	402,040	18,276,738
Cia de Bebidas das Americas - ADR (Beverages)	925,000	30,136,500
Itau Unibanco Holding SA - ADR (Banks)	818,857	19,447,856
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	433,800	14,475,906
Vale SA - Sponsored ADR (Mining)	210,000	6,279,000

		88,616,000

Russia - 1.3%
AK Transneft OAO (Pipelines)#	19,000	27,985,657

South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	77,359	22,264,646

Total Preferred Stocks (Cost $82,155,405)		138,866,303

Participation Notes - 1.6%

Qatar - 1.1%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Banks)(2)	612,000	24,739,519

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	246,000	10,561,038

Total Participation Notes (Cost $33,217,731)		35,300,557

Cash Equivalent - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	54,758,349	54,758,349

Total Cash Equivalent (Cost $54,758,349)		54,758,349

Total Investments - 100.0% (Cost $ 1,459,157,897)		$2,212,159,623

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - (0.0)%
Dividends and interest receivable	6,270,046
Foreign currency (cost $1,061,733)	1,064,967
Receivable for investments sold	8,785,054
Receivable for Fund shares sold	1,805,746
Tax reclaim receivable	164,392
Prepaid expenses	62,385
Payable to Investment Advisor	(2,257,936)
Payable for investments purchased	(11,493,283)
Payable for Fund shares redeemed	(2,541,965)
Payable for capital gains tax	(1,536,920)
Other liabilities	(1,088,446)

(765,960)

Net Assets - 100%
Applicable to 41,840,780 outstanding $.001 par value shares (authorized 450,000,000 shares)	$2,211,393,663

Net Asset Value, Offering Price and Redemption Price Per Share	$52.85

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$1,455,496,769
Accumulated undistributed net investment income	2,274,691
Accumulated net realized gain from investment transactions	2,130,830
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	751,491,373

$2,211,393,663

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	2.7%
Airlines	0.5
Auto Manufacturers	0.8
Banks	31.3
Beverages	1.2
Building Materials	3.1
Chemicals	3.3
Commercial Services	3.0
Distribution/Wholesale	1.8
Diversified Financial Services	1.0
Electric	3.9
Electrical Components & Equipment	0.7
Engineering & Construction	1.9
Food	4.0
Holding Companies - Diversified	3.8
Home Furnishings	1.0
Internet	0.2
Investment Companies	1.9
Iron/Steel	0.6
Machinery - Construction & Mining	0.3
Media	1.2
Mining	6.1
Mutual Funds	2.8
Oil & Gas	4.9
Pharmaceuticals	4.7
Real Estate	0.4
Retail	3.9
Telecommunications	5.7
Textiles	1.2
Transportation	1.4

Total Investments	99.3
Other Assets Less Liabilities	0.7

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Common Stocks - 89.9%

Argentina - 5.2%
Banco Macro SA - ADR (Banks)	50,500	$1,867,995
Cresud SACIF y A - Sponsored ADR (Agriculture)	103,600	1,803,676
Molinos Rio de la Plata SA (Food)	361,801	2,997,640

		6,669,311

Bangladesh - 2.9%
Lafarge Surma Cement Ltd. (Building Materials)*	100,900	554,635
Power Grid Co. of Bangladesh Ltd. (Electric)	77,190	837,226
Square Pharmaceuticals Ltd. (Pharmaceuticals)	51,583	2,324,967

		3,716,828

Colombia - 8.5%
BanColombia SA - Sponsored ADR (Banks)	59,080	3,914,050
Cementos Argos SA - Sponsored ADR (Building Materials)#	66,740	2,018,765
Ecopetrol SA - Sponsored ADR (Oil & Gas)	29,400	1,289,778
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	57,900	2,405,432
Interconexion Electrica SA ESP - ADR (Electric)#	6,800	1,205,292

		10,833,317

Croatia - 2.7%
Atlantic Grupa (Distribution/Wholesale)	15,474	2,340,701
Ericsson Nikola Tesla (Telecommunications)	3,171	1,037,667

		3,378,368

Democratic Republic of Congo - 2.7%
Katanga Mining Ltd. (Mining)*	1,608,775	3,434,429

Egypt - 4.5%
ElSwedy Electric Co. (Electrical Components & Equipment)*	121,799	862,966
Ghabbour Auto (Auto Manufacturers)	216,540	1,035,155
Orascom Construction Industries - GDR (Engineering & Construction)	35,050	1,439,210
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)*	282,769	980,340
Oriental Weavers (Textiles)*	276,084	1,462,182

		5,779,853

Estonia - 1.4%
Tallink Group plc (Transportation)*	1,690,120	1,839,747

Ghana - 0.9%
Ghana Commercial Bank Ltd. (Banks)	651,451	1,152,667

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,782,806	2,104,840

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Jordan - 1.5%
Arab Bank plc (Banks)	98,745	$1,249,273
Arab Potash Co. (Mining)	10,493	616,332

		1,865,605

Kazakhstan - 2.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	176,899	1,732,647
KazMunaiGas Exploration Production - GDR (Oil & Gas)	50,150	1,139,854

		2,872,501

Kenya - 7.2%
AccessKenya (Internet)	2,908,000	314,015
East African Breweries Ltd. (Beverages)	601,800	1,473,090
Equity Bank Ltd. (Banks)	8,743,200	2,832,174
KenolKobil Ltd. Group (Oil & Gas)	5,867,000	701,640
Kenya Airways Ltd. (Airlines)	1,471,500	635,471
Nation Media Group Ltd. (Media)	669,340	1,485,652
Safaricom Ltd. (Telecommunications)	35,339,400	1,673,093

		9,115,135

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)	113,090	843,188

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)*	312,320	225,701

Mauritius - 1.5%
Mauritius Commercial Bank (Banks)	295,180	1,924,853

Morocco - 2.7%
Douja Promotion Groupe Addoha SA (Real Estate)	44,588	548,653
Managem (Mining)*	13,552	1,456,457
Maroc Telecom (Telecommunications)	71,790	1,474,759

		3,479,869

Nigeria - 5.9%
Access Bank plc (Banks)	35,141,330	1,817,851
Dangote Sugar Refinery plc (Food)	8,414,070	694,236
Diamond Bank plc (Banks)	35,111,872	1,498,470
First Bank of Nigeria plc (Banks)	19,956,484	1,733,046
UAC of Nigeria plc (Holding Companies - Diversified)	7,116,080	1,748,535

		7,492,138

Pakistan - 2.7%
Engro Corp., Ltd. (Chemicals)	541,179	1,260,527
MCB Bank Ltd. (Banks)	156,456	381,308

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Pakistan - 2.7% - (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	701,672	$1,758,256

		3,400,091

Peru - 3.2%
Cementos Lima SA (Building Materials)	918,879	845,245
Credicorp Ltd. (Banks)	30,080	2,903,322
Ferreyros SA (Machinery - Construction & Mining)	331,105	369,001

		4,117,568

Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	30,460	1,766,375

Qatar - 7.5%
Commercial Bank of Qatar QSC (Banks)	74,530	1,501,376
Industries Qatar QSC (Chemicals)	73,200	2,970,253
Qatar Electricity & Water Co. (Electric)	72,350	2,935,026
Qatar National Bank SAQ (Banks)	57,119	2,144,774

		9,551,429

Senegal - 0.3%
Sonatel (Telecommunications)	995	366,214

Serbia - 1.3%
AIK Banka AD (Banks)*	21,774	1,205,704
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	32,550	460,096

		1,665,800

Slovenia - 2.3%
Gorenje Velenje (Home Furnishings)*	78,420	1,277,506
Krka dd Novo mesto (Pharmaceuticals)	19,360	1,706,062

		2,983,568

Sri Lanka - 1.8%
John Keells Holdings plc (Commercial Services)	897,900	2,311,267

Thailand - 4.9%
Home Product Center pcl (Retail)	8,387,627	2,415,913
PTT Exploration & Production pcl (Oil & Gas)	214,500	1,329,054
Siam Commercial Bank pcl (Banks)	259,100	1,006,628
Thai Vegetable Oil pcl (Food)	1,516,000	1,421,677

		6,173,272

Trinidad & Tobago - 1.2%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)	97,170	637,543
Republic Bank Ltd. (Banks)	54,250	692,483

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Trinidad & Tobago - 1.2% - (continued)
Trinidad Cement Ltd. (Building Materials)*	600,480	$248,465

		1,578,491

Turkey - 1.1%
Turkiye Garanti Bankasi AS (Banks)	281,400	1,458,620

Ukraine - 3.3%
Astarta Holding NV (Holding Companies - Diversified)*	66,720	1,935,273
Ferrexpo plc (Iron/Steel)	83,930	699,660
Kernel Holding SA (Agriculture)*	57,680	1,564,590

		4,199,523

United Arab Emirates - 3.0%
Arabtec Holding Co. (Engineering & Construction)*	2,538,087	995,012
Depa Ltd. (Commercial Services)*	2,473,370	1,484,022
Dubai Financial Market (Diversified Financial Services)*	3,479,510	1,304,751

		3,783,785

United Kingdom - 3.4%
Hikma Pharmaceuticals plc (Pharmaceuticals)	152,490	2,001,687
Kazakhmys plc (Mining)	99,420	2,292,396

		4,294,083

Total Common Stocks (Cost $108,669,568)		114,378,436

Rights - 0.1%

Qatar - 0.1%
Qatar National Bank SAQ (Banks)	14,279	143,122

Total Rights (Cost $126,404)		143,122

Participation Notes - 6.5%

Kuwait - 2.8%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Banks)(2)	2,363,575	3,594,879

Saudi Arabia - 3.7%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Banks)(2)	85,740	2,140,529
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	59,210	2,541,948

		4,682,477

Total Participation Notes (Cost $8,109,268)		8,277,356

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

	Shares	Value (1)

Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)*	34,520	$22,198

Total Warrants (Cost $2,237)		22,198

Cash Equivalent - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	3,588,296	3,588,296

Total Cash Equivalent (Cost $3,588,296)		3,588,296

Total Investments - 99.3% (Cost $120,495,773)		$126,409,408

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.5% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2011 (unaudited) (continued)

Value (1)

Other Assets, Net of Liabilities - 0.7%
Dividends and interest receivable	$413,547
Foreign currency (cost $528,103)	588,760
Receivable for Fund shares sold	141,609
Tax reclaim receivable	2,705
Prepaid expenses	41,745
Payable to Investment Advisor	(152,095)
Payable for Fund shares redeemed	(62,148)
Payable for distribution fees	(168)
Payable for capital gains tax	(33,770)
Other liabilities	(107,282)

832,903

Net Assets - 100%
Institutional Class
Applicable to 16,286,241 outstanding $.001 par value shares (authorized 400,000,000 shares)	$126,698,048

Net Asset Value, Offering Price and Redemption Price Per Share	$7.78

Investor Class
Applicable to 70,054 outstanding $.001 par value shares (authorized 500,000,000 shares)	$544,263

Net Asset Value, Offering Price and Redemption Price Per Share	$7.77

Components of Net Assets as of April 30, 2011 were as follows:
Paid-in capital	$122,293,567
Accumulated undistributed net investment income	154,061
Accumulated net realized loss from investment transactions	(1,147,484)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	5,942,167

$127,242,311

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2011 (unaudited)

Global Equity Portfolio	International Equity Portfolio

Investment Income
Interest	$10	$137
Dividends (net of foreign withholding taxes of $63,598 and $769,281, respectively)	1,124,230	7,485,229

Total investment income	1,124,240	7,485,366

Expenses
Investment advisory fees (Note 3)	856,368	2,990,406
Administration fees (Note 3)	34,255	131,343
Distribution fees, Investor Class	—	197,438
Custody and accounting fees (Note 3)	20,531	96,237
Directors’ fees and expenses (Note 3)	5,791	24,985
Transfer agent fees and expenses (Note 3)	23,052	63,500
Printing and postage fees	5,941	20,133
State registration filing fees	15,168	32,847
Professional fees	24,037	56,684
Shareholder servicing fees (Note 3)	10,689	42,134
Other fees and expenses	12,645	38,180

Total Expenses	1,008,477	3,693,887

Less Waiver of investment advisory fee (Note 3)	(115,752)	—
Less Custodian credits (Note 3)	(2,026)	(35,411)

Net expenses	890,699	3,658,476

Net investment income	233,541	3,826,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	5,857,063	9,784,455
Foreign currency transactions	(36,337)	(558,865)

Net realized gain	5,820,726	9,225,590

Change in unrealized appreciation (depreciation) —
Investments	13,411,169	95,307,822
Translation of assets and liabilities denominated in foreign currencies	8,887	65,977

Net change in unrealized appreciation	13,420,056	95,373,799

Net realized and unrealized gain	19,240,782	104,599,389

Net increase in net assets resulting from operations	$19,474,323	$108,426,279

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2011 (unaudited)

International Small Companies Portfolio	Emerging Markets Portfolio

Investment Income
Interest	$—	$3,470
Dividends (net of foreign withholding taxes of $23,832 and $1,708,651, respectively)	223,606	17,931,832

Total investment income	223,606	17,935,302

Expenses
Investment advisory fees (Note 3)	125,795	13,176,658
Administration fees (Note 3)	4,026	296,059
Distribution fees, Investor Class	25,159	—
Custody and accounting fees (Note 3)	9,383	358,395
Directors’ fees and expenses (Note 3)	609	75,327
Transfer agent fees and expenses (Note 3)	9,936	135,173
Printing and postage fees	1,575	186,768
State registration filing fees	7,351	24,820
Professional fees	15,437	147,118
Shareholder servicing fees (Note 3)	4,528	1,197,876
Other fees and expenses	6,321	105,196

Total Expenses	210,120	15,703,390

Less Waiver of investment advisory fee and reimbursement of other operating expenses (Note 3)	(33,283)	—

Less Custodian credits (Note 3)	(666)	(43,676)

Net expenses	176,171	15,659,714

Net investment income	47,435	2,275,588

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	169,575	57,952,940
Foreign currency transactions	(18,679)	273,998

Net realized gain	150,896	58,226,938

Change in unrealized appreciation (depreciation) —
Investments	3,303,848	63,376,823
Translation of assets and liabilities denominated in foreign currencies	1,594	151,438

Net change in unrealized appreciation	3,305,442	63,528,261

Net realized and unrealized gain	3,456,338	121,755,199

Net increase in net assets resulting from operations	$3,503,773	$124,030,787

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2011 (unaudited)

Frontier Emerging Markets Portfolio
Investment Income
Dividends (net of foreign withholding taxes of $72,896)	$1,525,265

Total investment income	1,525,265

Expenses
Investment advisory fees (Note 3)	767,514
Administration fees (Note 3)	20,467
Distribution fees, Investor Class(1)	179
Custody and accounting fees (Note 3)	132,066
Directors’ fees and expenses (Note 3)	3,249
Transfer agent fees and expenses (Note 3)	20,456
Printing and postage fees	1,429
State registration filing fees	12,353
Professional fees	24,343
Shareholder servicing fees (Note 3)	1,767
Other fees and expenses	9,492

Total Expenses	993,315

Less Waiver of investment advisory fee (Note 3)	(10,096)
Less Custodian credits (Note 3)	(3,760)

Net expenses	979,459

Net investment income	545,806

Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions	265,031
Foreign currency transactions	(118,186)

Net realized gain	146,845

Change in unrealized appreciation (depreciation) -
Investments	(1,658,608)
Translation of assets and liabilities denominated in foreign currencies	76,938

Net change in unrealized appreciation (depreciation)	(1,581,670)

Net realized and unrealized gain (loss)	(1,434,825)

Net (decrease) in net assets resulting from operations	$(889,019)

(1)	The Investor Class shares commenced operations on December 31, 2010.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

Global Equity Portfolio
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Net Assets from Operations
Net investment income	$233,541	$421,296
Net realized gain on investments and foreign currency transactions	5,820,726	1,325,988
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,420,056	13,569,109

Net increase in net assets resulting from operations	19,474,323	15,316,393

Distributions to Shareholders from:
Net investment income
Advisor Class	(13,879)	(50,029)
Institutional Class	(276,121)	(99,325)
Net realized gain from investments and foreign-currency related transactions
Advisor Class	(323,989)	—
Institutional Class	(728,148)	—

Total distributions to shareholders	(1,342,137)	(149,354)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Advisor Class	26,040,166	28,868,395
Institutional Class(1)	31,222,726	100,707,733
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	319,667	93,525
Institutional Class(1)	757,810	50,029
Cost of shares redeemed
Advisor Class	(10,044,754)	(55,305,981)
Institutional Class(1)	(7,980,179)	(5,887,335)
Redemption fees
Advisor Class	12,234	2,461
Institutional Class(1)	64	219,316

Net Increase in Net Assets from Portfolio Share Transactions	40,327,734	68,748,143

Net Increase in Net Assets	58,459,920	83,915,182

Net Assets
At beginning of year	150,725,495	66,810,313

At end of period	$209,185,415	$150,725,495

Accumulated Undistributed Net Investment Income Included in Net Assets	$232,491	$288,950

(1)	For the period from November 3, 2009 (commencement of operations) through October 31, 2010.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Equity Portfolio
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Net Assets from Operations
Net investment income	$3,826,890	$3,406,306
Net realized gain on investments and foreign currency transactions	9,225,590	7,204,204
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	95,373,799	78,078,107

Net increase in net assets resulting from operations	108,426,279	88,688,617

Distributions to Shareholders from:
Net investment income
Investor Class	(210,939)	(290,844)
Institutional Class	(2,289,138)	(2,239,441)

Total distributions to shareholders	(2,500,077)	(2,530,285)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	114,052,762	90,915,148
Institutional Class	286,454,750	248,771,466
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	198,416	275,089
Institutional Class	1,793,340	2,164,593
Cost of shares redeemed
Investor Class	(25,675,820)	(28,647,976)
Institutional Class	(29,006,406)	(87,480,052)
Redemption fees
Investor Class	25,727	33,275
Institutional Class	29,792	41,527

Net Increase in Net Assets from Portfolio Share Transactions	347,872,561	226,073,070

Net Increase in Net Assets	453,798,763	312,231,402

Net Assets
At beginning of year	609,814,737	297,583,335

At end of period	$1,063,613,500	$609,814,737

Accumulated Undistributed Net Investment Income Included in Net Assets	$3,843,177	$2,516,364

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Small Companies Portfolio
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Net Assets from Operations
Net investment income	$47,435	$69,647
Net realized gain (loss) on investments and foreign currency transactions	150,896	(286,418)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,305,442	2,361,099

Net increase in net assets resulting from operations	3,503,773	2,144,328

Distributions to Shareholders from:
Net investment income
Investor Class	(47,000)	(37,613)

Total distributions to shareholders	(47,000)	(37,613)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	15,609,618	6,382,332
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	43,816	34,099
Cost of shares redeemed
Investor Class	(2,189,551)	(774,124)
Redemption fees
Investor Class	1,892	267

Net Increase in Net Assets from Portfolio Share Transactions	13,465,775	5,642,574

Net Increase in Net Assets	16,922,548	7,749,289

Net Assets
At beginning of year	13,964,682	6,215,393

At end of period	$30,887,230	$13,964,682

Accumulated Undistributed Net Investment Income Included in Net Assets	$46,446	$46,011

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

Emerging Markets Portfolio
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Increase in Net Assets from Operations
Net investment income	$2,275,588	$10,404,924
Net realized gain on investments and foreign currency transactions	58,226,938	109,411,185
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	63,528,261	300,655,927

Net increase in net assets resulting from operations	124,030,787	420,472,036

Distributions to Shareholders from:
Net investment income	(8,430,123)	(4,884,029)

Total distributions to shareholders	(8,430,123)	(4,884,029)

Transactions in Shares of Common Stock
Proceeds from sale of shares	358,058,172	529,347,127
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	7,482,325	4,437,332
Cost of shares redeemed	(332,143,797)	(428,112,438)
Redemption fees	141,683	172,841

Net Increase in Net Assets from Portfolio Share Transactions	33,538,383	105,844,862

Net Increase in Net Assets	149,139,047	521,432,869

Net Assets
At beginning of year	2,062,254,616	1,540,821,747

At end of period	$2,211,393,663	$2,062,254,616

Accumulated Undistributed Net Investment Income Included in Net Assets	$2,274,691	$8,429,226

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase in Net Assets from Operations
Net investment income (loss)	$545,806	$(18,399)
Net realized gain on investments and foreign currency transactions	146,845	117,030
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,581,670)	7,731,434

Net increase (decrease) in net assets resulting from operations	(889,019)	7,830,065

Distributions to Shareholders from:
Net investment income
Investor Class	(415)	—
Institutional Class	(146,229)	(127,946)

Total distributions to shareholders	(146,644)	(127,946)

Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class(1)	554,106	—
Institutional Class	70,177,611	55,027,776
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	113,054	42,693
Cost of shares redeemed
Investor Class(1)	(21,394)	—
Institutional Class	(13,196,972)	(1,201,661)
Redemption fees
Investor Class(1)	416	—
Institutional Class	6,206	2,717

Net Increase in Net Assets from Portfolio Share Transactions	57,633,027	53,871,525

Net Increase in Net Assets	56,597,364	61,573,644

Net Assets
At beginning of year	70,644,947	9,071,303

At end of period	$127,242,311	$70,644,947

Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$154,061	$(245,101)

(1)	For the period from December 31, 2010 (commencement of operations) through April 30, 2011.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

Global Equity Portfolio - Advisor Class
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006

Per Share Data
Net asset value, beginning of period	$23.48		$20.27	$15.92	$28.03	$24.04	$20.36

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.02	(1)	0.10	0.06	0.12	0.09	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.75		3.15	4.38	(10.15)	5.78	4.14

Net increase (decrease) from investment operations	2.77		3.25	4.44	(10.03)	5.87	4.22

Distributions to Shareholders from:
Net investment income	(0.01)		(0.04)	(0.09)	(0.08)	(0.08)	(0.06)
Net realized gain from investments and foreign currency-related transactions	(0.16)		—	—	(2.00)	(1.80)	(0.48)

Total distributions	(0.17)		(0.04)	(0.09)	(2.08)	(1.88)	(0.54)

Net asset value, end of period	$26.08		$23.48	$20.27	$15.92	$28.03	$24.04

Total Return	11.84	%(A)	16.07%	28.05%	(38.54)%	26.01%	21.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,650		$46,450	$66,810	$26,208	$39,802	$31,106

Expenses to average net assets (net of fees waived/reimbursed)	1.13	%(B)	1.17%	1.25%	1.25%	1.25%	1.25%

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.13	%(B)	1.17%	1.25%	1.25%	1.25%	1.25%

Net investment income to average net assets	0.18	%(B)	0.31%	0.43%	0.51%	0.34%	0.37%

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.11	%(B)	0.24%	0.38%	0.20%	0.18%	0.35%

Portfolio turnover rate	16	%(A)	35%	31%	38%	16%	27%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Equity Portfolio - Investor Class
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006

Per Share Data
Net asset value, beginning of period	$14.47		$12.02	$11.41	$21.66	$18.65	$14.91

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.06	(1)	0.09	0.13	0.13	0.09	0.11 (1)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.84		2.44	2.83	(8.58)	4.32	3.71

Net increase (decrease) from investment operations	1.90		2.53	2.96	(8.45)	4.41	3.82

Distributions to Shareholders from:
Net investment income	(0.02)		(0.08)	(0.15)	(0.11)	(0.06)	(0.07)
Net realized gain from investments and foreign currency-related transactions	—		—	(2.20)	(1.69)	(1.34)	(0.01)

Total distributions	(0.02)		(0.08)	(2.35)	(1.80)	(1.40)	(0.08)

Net asset value, end of period	$16.35		$14.47	$12.02	$11.41	$21.66	$18.65

Total Return	13.18	%(A)	21.18%	32.48%	(42.46)%	24.95%	25.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$226,651		$116,465	$38,134	$12,122	$16,637	$9,884
Expenses to average net assets (net of fees waived/reimbursed)	1.21	%(B)	1.25%	1.25%	1.23%	1.23%	1.25%
Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.20	%(B)	1.25%	1.25%	1.23%	1.23%	1.25%
Net investment income to average net assets	0.77	%(B)	0.69%	1.03%	0.81%	0.48%	0.61%
Decrease reflected in above expense ratios due to fees waived/reimbursed	0.01	%(B)	0.07%	0.14%	—%	—%	0.01%
Portfolio turnover rate	11	%(A)	33%	22%	18%	19%	35%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Small Companies Portfolio - Investor Class
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008 (1)	For the Year Ended Oct. 31, 2007

Per Share Data
Net asset value, beginning of period	$10.82		$8.92	$5.53	$11.67	$10.00

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.03	(2)	0.05	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.80		1.90	3.40	(6.15)	1.65

Net increase (decrease) from investment operations	1.83		1.95	3.46	(6.04)	1.67

Distributions to Shareholders from:
Net investment income	(0.03)		(0.05)	(0.07)	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	—		—	—	(0.07)	—

Total distributions	(0.03)		(0.05)	(0.07)	(0.10)	—

Net asset value, end of period	$12.62		10.82	$8.92	$5.53	$11.67

Total Return	16.77	%(A)	21.93%	63.47%	(52.17)%	16.70	%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,887		$13,972	$6,215	$2,776	$5,204

Expenses to average net assets (net of fees waived/reimbursed)	1.76	%(B)	1.75%	1.75%	1.75%	1.75	%(B)

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	1.75	%(B)	1.75%	1.75%	1.75%	1.75	%(B)

Net investment income to average net assets	0.47	%(B)	0.76%	1.04%	1.22%	0.56	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	0.34	%(B)	1.39%	3.46%	2.47%	8.19	%(B)

Portfolio turnover rate	7	%(A)	11%	24%	26%	12	%(A)

(1)	For the period from March 26, 2007 (commencement of operations) through October 31, 2007.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Emerging Markets Portfolio
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006

Per Share Data
Net asset value, beginning of period	$50.09		$39.64	$27.73	$64.07	$40.67	$30.41

Increase (Decrease) in Net Assets from Operations
Net investment income	0.05	(1)	0.25	0.26	1.12	0.16	0.22
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.91		10.33	12.68	(34.06)	23.26	10.19

Net increase (decrease) from investment operations	2.96		10.58	12.94	(32.94)	23.42	10.41

Distributions to
Shareholders from:
Net investment income	(0.20)		(0.13)	(1.03)	(0.12)	(0.02)	(0.09)
Net realized gain from investments and foreign currency-related transactions	—		—	—	(3.28)	—	(0.06)

Total distributions	(0.20)		(0.13)	(1.03)	(3.40)	(0.02)	(0.15)

Net asset value, end of period	$52.85		$50.09	$39.64	$27.73	$64.07	$40.67

Total Return	5.94	%(A)	26.77%	48.44%	(54.17)%	57.62%	34.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,211,394		$2,062,255	$1,540,822	$1,086,124	$2,562,957	$1,452,468

Net Expenses to average net assets	1.49	%(B)	1.58%	1.64%	1.61%	1.60%	1.63%

Net investment income to average net assets	0.21	%(B)	0.60%	0.56%	2.10%	0.36%	0.61%

Portfolio turnover rate	14	%(A)	25%	48%	46%	29%	59%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Frontier Emerging Markets Portfolio- Investor Class
For the Period Ended April 30, 2011(1)

Per Share Data
Net asset value, beginning of period	$7.84

Increase (Decrease) in Net Assets from Operations
Net investment income	0.08	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.12)

Net increase (decrease) from investment operations	(0.04)

Distributions to
Shareholders from:
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$7.77

Total Return	(0.89	)%(A)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544

Expenses to average net assets (net of fees waived/reimbursed)	2.20	%(B)

Expenses to average net assets (net of fees waived/reimbursed and custodian credits)	2.19	%(B)

Net investment income to average net assets	4.13	%(B)

Decrease reflected in above expense ratios due to fees waived/reimbursed	13.76	%(B)

Portfolio turnover rate	1	%(A)

(1)	For the period from December 31, 2010 (commencement of operations) through April 30, 2011.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of April 30, 2011: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”) and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to the Advisor Class shares of Global Equity, the Investor Class shares of International Equity, the Investor Class shares of International Small Companies, Emerging Markets and the Investor Class shares of Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to the Institutional Class shares of Global Equity, the Institutional Class shares of International Equity, Institutional Emerging Markets and the Institutional Class shares of Frontier Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; Frontier Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of the HLM International Equity Portfolio of AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Effective November 3, 2009, Global Equity launched Institutional Class shares and re-designated existing shares as Advisor Class shares. Investor Class shares of Frontier Emerging Markets commenced operations on December 31, 2010.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

Global Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$131,173,817	$75,509,141	$—	$206,682,958
Cash Equivalents	10,846,371	—	—	10,846,371

Total Investments	$142,020,188	$75,509,141	$—	$217,529,329

International Equity

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$249,909,025	$711,331,665	$—	$961,240,690
Preferred Stocks	31,596,510	15,282,678	—	46,879,188
Cash Equivalents	48,746,012	—	—	48,746,012

Total Investments	$330,251,547	$726,614,343	$—	$1,056,865,890

International Small Companies

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,026,790	$28,304,437	$—	$29,331,227
Preferred Stocks	—	500,553	—	500,553
Cash Equivalents	1,554,896	—	—	1,554,896

Total Investments	$2,581,686	$28,804,990	$—	$31,386,676

Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$824,364,106	$1,158,870,308	$—	$1,983,234,414
Preferred Stocks	88,616,000	50,250,303	—	138,866,303
Participation Notes	—	35,300,557	—	35,300,557
Cash Equivalents	54,758,349	—	—	54,758,349

Total Investments	$967,738,455	$1,244,421,168	$—	$2,212,159,623

Frontier Emerging Markets

ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$40,833,781	$73,544,655	$—	$114,378,436
Rights	143,122	—	—	143,122
Participation Notes	—	8,277,356	—	8,277,356
Warrants	22,198	—	—	22,198
Cash Equivalents	3,588,296	—	—	3,588,296

Total Investments	$44,587,397	$81,822,011	$—	$126,409,408

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either based on their average daily net assets or by other equitable measures. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment and advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily and paid monthly at an annual rate of 1.00%, 0.75%, 1.25%, 1.25% and 1.50% of the average daily net assets of Global Equity, International Equity, International Small Companies, Emerging Markets and Frontier Emerging Markets, respectively.

The Investment Advisor has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed an annual rate of 1.25%, 1.25%, 1.75% and 2.25%, respectively, of the average daily net assets of Advisor Class shares of Global Equity, Investor Class shares of International Equity, Investor Class shares of International Small Companies and Investor Class shares of Frontier Emerging Markets, respectively, through December 31, 2011. For the period ended April 30, 2011, the Investment Advisor waived and/or reimbursed $115,752, $0, $33,283 and $10,096 which came from investment advisory fees and other class-specific expenses from Global Equity, International Equity, International Small Companies and Frontier Emerging Markets, respectively.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. The Fund has an agreement with its custodian under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in other income-producing assets if the Fund had not entered into such an agreement.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS related to these services amounted to $9,795 for Global Equity, $24,703 for International Equity, $5,738 for International Small Companies, $64,722 for Emerging Markets and $7,799 for Frontier Emerging Markets. These expenses are shown as part of Other fees and expenses on the Statements of Operations.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a shareholder services plan, to pay to each intermediary an annual rate of up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees, after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on certain Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2011.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2011, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 65,805,484	$ 26,894,371
International Equity	398,086,618	88,462,391
International Small Companies	14,077,294	1,403,785
Emerging Markets	301,273,760	285,651,150
Frontier Emerging Markets	58,110,486	770,146

5. Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2010 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2008; October 31, 2009; October 31, 2010) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the state of New Jersey and the state of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at April 30, 2011, for each of the Portfolios were as follows:

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

5. Income Tax (continued)

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
Global Equity	$ 42,368,286	$ (1,440,789)	$ 40,927,497	$ 176,601,832
International Equity	237,576,837	(6,468,225)	231,108,612	825,757,278
International Small Companies	5,599,198	(232,507)	5,366,691	26,019,985
Emerging Markets	766,863,143	(25,255,701)	741,607,442	1,470,552,181
Frontier Emerging Markets	12,028,964	(6,126,844)	5,902,120	120,507,288

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, Emerging Markets and Frontier Emerging Markets was $15,008, $77,158, $2,422, $24,470, and $62,192, respectively, at April 30, 2011.

During the year ended October 31, 2010, the tax character of distributions paid from ordinary income was $149,354, $2,530,285, $37,613 and $4,884,029, respectively, for Global Equity, International Equity, International Small Companies, and Emerging Markets.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment, or in the Fund’s case, on November 1, 2011. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

At October 31, 2010, International Small Companies had $64,733 available as capital loss carryforwards which expire in 2016. International Equity, International Small Companies and Emerging Markets had $2,431,039, $250,946 and $42,916,385, respectively, available as capital loss carryforwards which expire in 2017. International Small Companies had $259,484 available as capital loss carryforwards which expire in 2018.

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2011.

7. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

8. Capital Share Transactions

Transactions in capital stock for Global Equity - Advisor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,046,380	$26,040,166	1,334,358	$28,868,395
Shares issued upon reinvestment of dividends	13,193	319,667	4,460	93,525

	1,059,573	26,359,833	1,338,818	28,961,920
Shares redeemed	(405,227)	(10,032,520)	(2,656,193)	(55,305,981)

Net increase	654,346	$16,327,313	(1,317,375)	$(26,344,061)

Transactions in capital stock for Global Equity - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Period From November 3, 2009 to October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,245,442	$31,222,726	4,706,217	$100,707,733
Shares issued upon reinvestment of dividends	31,276	757,810	2,387	50,029

	1,276,718	31,980,536	4,708,604	100,757,762
Shares redeemed	(317,231)	(7,980,115)	(276,004)	(5,887,335)

Net increase	959,487	$24,000,421	4,432,600	$94,870,427

Transactions in capital stock for International Equity - Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	7,515,522	$114,052,762	7,028,647	$90,915,148
Shares issued upon reinvestment of dividends	13,495	198,416	21,972	275,089

	7,529,017	114,251,178	7,050,619	91,190,237
Shares redeemed	(1,712,678)	(25,650,093)	(2,173,688)	(28,647,976)

Net increase	5,816,339	$88,601,085	4,876,931	$62,542,261

Transactions in capital stock for International Equity - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	18,883,492	$286,454,750	19,022,485	$248,771,466
Shares issued upon reinvestment of dividends	121,912	1,793,340	172,753	2,164,593

	19,005,404	288,248,090	19,195,238	250,936,059
Shares redeemed	(1,913,307)	(28,976,614)	(6,733,420)	(87,480,052)

Net increase	17,092,097	$259,271,476	12,461,818	$163,456,007

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

8. Capital Share Transactions (continued)

Transactions in capital stock for International Small Companies were as follows for the periods indicated:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,347,694	$15,609,618	674,027	$6,382,332
Shares issued upon reinvestment of dividends	3,951	43,816	3,719	34,099

	1,351,645	15,653,434	677,746	6,416,431
Shares redeemed	(193,652)	(2,187,659)	(84,148)	(774,124)

Net increase	1,157,993	$13,465,775	593,598	$5,642,307

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	7,118,394	$358,058,172	12,042,181	$529,347,127
Shares issued upon reinvestment of dividends	148,894	7,482,325	106,476	4,437,332

	7,267,288	365,540,497	12,148,657	533,784,459
Shares redeemed	(6,597,179)	(332,002,114)	(9,846,530)	(428,112,438)

Net increase	670,109	$33,538,383	2,302,127	$105,672,021

Transactions in capital stock for Frontier Emerging Markets - Investor were as follows for the periods indicated:
	Period From December 31, 2010 to April 30, 2011
	Shares	Amount
Shares sold	72,848	$554,106
Shares issued upon reinvestment of dividends	—	—

	72,848	554,106
Shares redeemed	(2,794)	(20,978)

Net increase	70,054	$533,128

Transactions in capital stock for Frontier Emerging Markets - Institutional were as follows for the periods indicated:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	9,045,772	$70,177,611	7,681,583	$55,027,776
Shares issued upon reinvestment of dividends	14,576	113,054	6,777	42,693

	9,060,348	70,290,665	7,688,360	55,070,469
Shares redeemed	(1,735,421)	(13,190,766)	(169,494)	(1,201,661)

Net increase	7,324,927	$57,099,899	7,518,866	$53,868,808

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2011, Advisor Class of Global Equity, Institutional Class of Global Equity, Investor Class of International Equity, Institutional Class of International Equity, Investor Class of International Small Companies, Emerging Markets, Investor Class of Frontier Emerging Markets and Institutional Class of Frontier Emerging Markets received $12,234, $64, $25,727, $29,792, $1,892, $141,683, $416 and $6,206, respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

9. Concentration of Ownership

At April 30, 2011, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate Advisor and Investor shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	1	35.25%*
International Equity	3	53.11%*
International Small Companies	1	36.53%*
Emerging Markets	2	65.26%*
Frontier Emerging Markets	1	83.88%*

*    Represents omnibus position of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At April 30, 2011, the Portfolio’s investment in the Banking industry amounted to 31.3% of net assets.

11. Line of Credit

The Fund has a $50 million line of credit agreement with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended April 30, 2011 International Small Companies Portfolio had borrowings on one day with a maximum balance of $300,000 at an average weighted interest rate of 1.75% and Emerging Markets Portfolio had borrowings on one day with a maximum balance of $3,300,000 at an average weighted interest rate of 1.75%.

12. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosure.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website - www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer

of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Richard Reiter

Vice President of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Keniston

Anti-Money Laundering Compliance

Officer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Puran Dulani

Assistant Treasurer of the Funds

Shanna Palmersheim

Assistant Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Harding, Loevner Funds, Inc.

Investment Advisor

Harding Loevner LP
50 Division Street, Fourth Floor
Somerville, NJ 08876-2943

Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

Independent Registered Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.    Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.    Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Exhibit 99.CERT: Section 302 Certifications.

(b)	Exhibit 99.906 CERT: Section 906 Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ David R. Loevner
David R. Loevner, President

Date: July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Loevner
David R. Loevner, President

Date: July 7, 2011

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer and Chief Financial Officer

Date: July 7, 2011